UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2014

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Income & Growth Fund
AllianzGI International Managed Volatility Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ All-Cap Value Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Opportunity Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund
AllianzGI U.S. Managed Volatility Fund
AllianzGI Wellness Fund

Item 1. Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—95.5%

Australia—0.6%
Ramsay Health Care Ltd.	15,348	$672,552

Brazil—8.4%
Arteris S.A.	37,113	238,045
Cia de Saneamento de Minas Gerais	19,021	240,895
Cia Energetica de Minas Gerais ADR	264,152	1,645,667
Cielo S.A.	226,238	3,697,077
EDP—Energias do Brasil S.A.	127,577	521,201
Itau Unibanco Holding S.A. ADR	137,727	1,911,651
JBS S.A.	320,891	1,199,531
Porto Seguro S.A.	62,476	725,132

		10,179,199

China—17.9%
Agricultural Bank of China Ltd., Class H	5,141,000	2,275,392
Bank of China Ltd., Class H	8,398,000	3,751,361
China Citic Bank Corp., Ltd., Class H	1,197,000	725,196
China Communications Construction Co., Ltd., Class H	501,000	361,538
China Railway Construction Corp., Ltd., Class H	403,500	365,651
China Railway Group Ltd., Class H	1,128,000	597,345
China Resources Cement Holdings Ltd.	1,456,000	996,054
GOME Electrical Appliances Holding Ltd.	5,672,000	925,364
Huaneng Power International, Inc., Class H	2,914,000	3,177,678
Industrial & Commercial Bank of China Ltd., Class H	1,666,300	1,039,297
PetroChina Co., Ltd., Class H	2,048,000	2,624,824
Sihuan Pharmaceutical Holdings Group Ltd.	5,866,000	4,423,712
Sinotrans Ltd., Class H	579,000	420,203

		21,683,615

Hong Kong—4.6%
Bank of East Asia Ltd.	330,800	1,342,067
Cheung Kong Holdings Ltd.	79,000	1,298,528
Hysan Development Co., Ltd.	44,000	203,015
Link REIT	360,500	2,082,637
Yue Yuen Industrial Holdings Ltd.	192,000	583,718

		5,509,965

India—9.9%
Apollo Tyres Ltd.	717,247	2,348,824
Aurobindo Pharma Ltd.	62,851	983,830

	Shares	Value*

HCL Technologies Ltd.	65,247	$1,811,396
Infosys Ltd.	28,762	1,749,188
LIC Housing Finance Ltd.	393,940	2,064,040
Sintex Industries Ltd.	285,842	332,510
Tata Consultancy Services Ltd.	40,783	1,805,264
Tata Motors Ltd.	105,039	854,083

		11,949,135

Indonesia—1.5%
Bank Negara Indonesia Persero Tbk PT	1,451,200	655,763
Indofood Sukses Makmur Tbk PT	889,500	509,952
Perusahaan Gas Negara Persero Tbk PT	1,222,300	600,360

		1,766,075

Israel—0.7%
Teva Pharmaceutical Industries Ltd. ADR	15,255	819,956

Korea (Republic of)—15.2%
Amorepacific Corp.	960	2,172,857
Com2uS Corp. (c)	3,906	641,085
Daesang Corp.	15,784	770,871
Mando Corp. (b)	7,158	929,302
Hyosung Corp.	10,100	723,220
Kia Motors Corp.	43,468	2,207,698
Korea Electric Power Corp.	22,957	1,043,412
KT&G Corp.	20,823	1,863,530
LG Uplus Corp.	231,782	2,710,923
LS Corp.	12,791	809,215
Samsung Electronics Co., Ltd.	2,206	2,470,736
SK Holdings Co., Ltd.	3,228	577,052
SK Hynix, Inc. (c)	34,173	1,512,533

		18,432,434

Malaysia—1.5%
Public Bank Bhd.	176,200	1,015,070
Telekom Malaysia Bhd.	213,300	429,136
UMW Holdings Bhd.	108,900	407,081

		1,851,287

Mexico—1.6%
Gruma S.A.B. de C.V., Class B (c)	159,373	1,706,402
Ternium S.A. ADR	10,272	247,042

		1,953,444

Peru—1.9%
Credicorp Ltd.	14,912	2,287,352

Philippines—0.2%
Universal Robina Corp.	66,940	277,960

Poland—1.9%
Orange Polska S.A.	179,173	629,104
PGE S.A.	267,781	1,691,763

		2,320,867

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Russian Federation—4.3%
Lukoil OAO ADR	22,895	$1,165,356
MMC Norilsk Nickel OJSC ADR	213,059	3,973,550

		5,138,906

South Africa—2.2%
AVI Ltd.	70,917	437,904
Life Healthcare Group Holdings Ltd.	102,310	403,325
Vodacom Group Ltd.	155,322	1,787,596

		2,628,825

Switzerland—2.5%
Novartis AG ADR	21,671	2,039,891
Sonova Holding AG	6,324	1,007,616

		3,047,507

Taiwan—13.8%
Advanced Semiconductor Engineering, Inc.	804,000	939,115
Asustek Computer, Inc.	233,000	2,223,374
AU Optronics Corp. (c)	1,404,000	590,817
Catcher Technology Co., Ltd.	64,000	592,752
Compal Electronics, Inc.	922,000	689,757
CTBC Financial Holding Co., Ltd.	1,299,948	873,107
Gigabyte Technology Co., Ltd.	182,000	203,505
Hon Hai Precision Industry Co., Ltd.	1,576,280	4,964,870
Lite-On Technology Corp.	121,871	175,290
Micro-Star International Co., Ltd.	495,000	608,626
Pegatron Corp.	808,000	1,485,255
Powertech Technology, Inc. (c)	287,000	518,911
Radiant Opto-Electronics Corp.	190,000	751,574
Siliconware Precision Industries Co.	782,000	1,073,974
SinoPac Financial Holdings Co., Ltd.	530,753	227,573
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	246,830
Wistron Corp.	525,000	534,617

		16,699,947

Turkey—0.9%
Eregli Demir ve Celik Fabrikalari TAS	313,749	582,755
Vestel Elektronik Sanayi ve Ticaret AS (c)	186,766	515,205

		1,097,960

United Kingdom—2.1%
British American Tobacco PLC	4,177	235,745
Mondi PLC	142,576	2,325,208

		2,560,953

United States—3.8%
Lear Corp.	32,364	2,796,573
Philip Morris International, Inc.	21,755	1,814,367

		4,610,940

Total Common Stock (cost—$103,031,692)		115,488,879

	Shares	Value*

PREFERRED STOCK—2.6%

Brazil—0.4%
Cia Energetica de Sao Paulo, Class B	40,200	$429,960

Russian Federation—2.2%
Surgutneftegas OAO (b)(c)	3,881,472	2,678,216

Total Preferred Stock (cost—$3,200,699)		3,108,176

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $1,353,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $1,384,863 including accrued interest (cost—$1,353,000)	$1,353	1,353,000

Total Investments (cost—$107,585,391) (a)—99.2%		119,950,055

Other assets less liabilities—0.8%		912,875

Net Assets—100.0%		$120,862,930

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $86,585,548, representing 71.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $3,607,518, representing 3.0% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	13.3%
IT Services	7.5%
Technology Hardware, Storage & Peripherals	7.4%
Pharmaceuticals	6.9%
Oil, Gas & Consumable Fuels	5.4%
Auto Components	5.0%
Electronic Equipment, Instruments & Components	4.6%
Semiconductors & Semiconductor Equipment	4.2%
Electric Utilities	4.1%
Food Products	4.0%
Metals & Mining	4.0%
Tobacco	3.2%
Diversified Telecommunication Services	3.1%
Independent Power Producers & Energy Traders	3.0%
Automobiles	2.8%
Paper & Forest Products	1.9%
Personal Products	1.8%
Real Estate Investment Trust	1.7%
Thrifts & Mortgage Finance	1.7%
Wireless Telecommunication Services	1.5%
Real Estate Management & Development	1.3%
Construction & Engineering	1.1%
Health Care Providers & Services	0.9%
Health Care Equipment & Supplies	0.8%
Construction Materials	0.8%
Specialty Retail	0.8%
Electrical Equipment	0.7%
Insurance	0.6%
Chemicals	0.6%
Software	0.5%
Gas Utilities	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Industrial Conglomerates	0.5%
Household Durables	0.4%
Air Freight & Logistics	0.3%
Building Products	0.3%
Water Utilities	0.2%
Transportation Infrastructure	0.2%
Repurchase Agreements	1.1%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Aerospace & Defense—5.9%
BE Aerospace, Inc. (a)	117,235	$9,840,706
Precision Castparts Corp.	62,675	14,846,454
United Technologies Corp.	138,920	14,669,952

		39,357,112

Auto Components—2.5%
BorgWarner, Inc.	316,000	16,624,760

Automobiles—1.4%
Tesla Motors, Inc. (a)	36,875	8,948,825

Banks—2.6%
Wells Fargo & Co.	330,605	17,148,481

Beverages—1.4%
Monster Beverage Corp. (a)	104,460	9,575,848

Biotechnology—10.6%
Biogen Idec, Inc. (a)	146,780	48,556,292
Gilead Sciences, Inc. (a)	201,650	21,465,642

		70,021,934

Chemicals—2.6%
PPG Industries, Inc.	86,330	16,984,564

Electrical Equipment—2.1%
Eaton Corp. PLC	217,025	13,752,874

Food & Staples Retailing—3.1%
Costco Wholesale Corp.	164,370	20,598,848

Food Products—2.5%
Hershey Co.	173,020	16,511,299

Internet & Catalog Retail—6.1%
Amazon.com, Inc. (a)	57,645	18,587,054
Priceline Group, Inc. (a)	18,695	21,659,653

		40,246,707

Internet Software & Services—9.5%
Facebook, Inc., Class A (a)	369,640	29,216,345
Google, Inc., Class A (a)	38,275	22,521,393
Yelp, Inc. (a)	160,735	10,970,164

		62,707,902

IT Services—3.4%
Visa, Inc., Class A	105,165	22,439,056

Media—4.0%
Comcast Corp., Class A	498,615	26,815,515

Oil, Gas & Consumable Fuels—6.6%
Pioneer Natural Resources Co.	105,595	20,799,047
Range Resources Corp.	220,030	14,920,235
Valero Energy Corp.	179,060	8,285,106

		44,004,388

	Shares	Value*

Pharmaceuticals—9.4%
AbbVie, Inc.	427,100	$24,669,296
Actavis PLC (a)	85,730	20,684,935
Bristol-Myers Squibb Co.	331,780	16,980,500

		62,334,731

Road & Rail—3.7%
Union Pacific Corp.	225,561	24,455,324

Semiconductors & Semiconductor Equipment—2.1%
Microchip Technology, Inc.	298,470	14,096,738

Software—8.0%
Microsoft Corp.	514,725	23,862,651
Salesforce.com, Inc. (a)	507,180	29,178,065

		53,040,716

Specialty Retail—2.6%
Tractor Supply Co.	276,870	17,030,274

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc.	280,820	28,292,615

Textiles, Apparel & Luxury Goods—2.3%
Michael Kors Holdings Ltd. (a)	211,190	15,076,854

Tobacco—1.7%
Philip Morris International, Inc.	137,875	11,498,775

Total Common Stock (cost—$475,820,135)		651,564,140

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $13,096,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $13,359,238 including accrued interest (cost—$13,096,000)	$13,096	13,096,000

Total Investments (cost—$488,916,135)—100.4%		664,660,140

Liabilities in excess of other assets—(0.4)%		(2,469,464)

Net Assets—100.0%		$662,190,676

Notes to Schedule of Investments:

(a) Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.6%

Australia—2.5%
BHP Billiton Ltd.	19,300	$568,838
Rio Tinto Ltd.	11,860	617,623

		1,186,461

Brazil—1.2%
Vale S.A. ADR	53,915	593,604

Canada—6.0%
Agrium, Inc.	7,415	659,170
Barrick Gold Corp.	30,332	446,063
Canadian National Railway Co.	9,134	648,461
Enbridge, Inc.	14,046	672,357
Goldcorp, Inc.	21,214	489,080

		2,915,131

Cayman Islands—0.7%
GCL-Poly Energy Holdings Ltd. (b)	966,000	356,570

China—1.9%
Beijing Enterprises Holdings Ltd.	57,500	494,063
Trina Solar Ltd. ADR (b)	35,065	423,235

		917,298

Denmark—1.3%
Vestas Wind Systems A/S (b)	16,600	647,195

France—3.1%
Schneider Electric SE	5,100	391,284
Total S.A.	16,800	1,087,869

		1,479,153

Germany—1.3%
BASF SE	6,825	622,558

Japan—3.5%
FANUC Corp.	3,200	578,728
Mitsui & Co., Ltd.	35,200	555,248
SMC Corp.	2,000	551,482

		1,685,458

Mexico—1.3%
Cemex S.A.B. de C.V. ADR (b)	49,085	640,068

Netherlands—1.2%
Constellium NV, Class A (b)	22,550	554,956

Spain—1.4%
Gamesa Corp. Tecnologica S.A. (b)	60,100	660,564

Switzerland—1.8%
Weatherford International PLC (b)	41,360	860,288

United Kingdom—7.1%
Antofagasta PLC	33,850	393,887
BHP Billiton PLC	17,040	471,337
BP PLC	105,736	773,494
Rio Tinto PLC	14,993	734,655
Royal Dutch Shell PLC, Class A	27,570	1,053,737

		3,427,110

United States—65.3%
Alcoa, Inc.	30,330	488,010
Anadarko Petroleum Corp.	10,170	1,031,645
Archer-Daniels-Midland Co.	16,025	818,877
Ashland, Inc.	4,355	453,356
Baker Hughes, Inc.	8,720	567,323
Bonanza Creek Energy, Inc. (b)	7,265	413,379

	Shares	Value*

Cabot Oil & Gas Corp.	22,375	$731,439
Chevron Corp.	7,735	922,940
Concho Resources, Inc. (b)	8,090	1,014,405
CSX Corp.	16,515	529,471
Delek U.S. Holdings, Inc.	11,220	371,606
Eagle Materials, Inc.	4,550	463,327
Ecolab, Inc.	16,495	1,894,121
EOG Resources, Inc.	13,345	1,321,422
Halliburton Co.	14,140	912,171
JB Hunt Transport Services, Inc.	5,230	387,282
Kansas City Southern	4,695	569,034
Kinder Morgan, Inc.	14,065	539,252
Kirby Corp. (b)	6,815	803,148
Kodiak Oil & Gas Corp. (b)	38,750	525,837
LyondellBasell Industries NV, Class A	7,855	853,524
Marathon Petroleum Corp.	9,200	778,964
Monsanto Co.	6,405	720,627
Noble Energy, Inc.	6,725	459,721
Patterson-UTI Energy, Inc.	34,255	1,114,315
PDC Energy, Inc. (b)	11,620	584,370
Phillips 66	12,860	1,045,647
Pioneer Natural Resources Co.	5,420	1,067,577
PPG Industries, Inc.	4,510	887,297
Praxair, Inc.	3,405	439,245
Range Resources Corp.	13,405	908,993
RPC, Inc.	40,610	891,796
Schlumberger Ltd.	9,745	990,969
Sealed Air Corp.	13,850	483,088
Sherwin-Williams Co.	3,340	731,427
SM Energy Co.	6,295	491,010
SolarCity Corp. (b)	4,680	278,928
Southwestern Energy Co. (b)	14,595	510,095
SunPower Corp. (b)	18,305	620,173
U.S. Silica Holdings, Inc.	11,040	690,110
Union Pacific Corp.	5,315	576,252
Valero Energy Corp.	16,370	757,440
Vulcan Materials Co.	7,845	472,504
Whiting Petroleum Corp. (b)	5,520	428,076

		31,540,193

Total Investments (cost—$41,990,993) (a)—99.6%		48,086,607

Other assets less liabilities—0.4%		179,654

Net Assets—100.0%		$48,266,261

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,559,132, representing 21.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	36.3%
Chemicals	15.0%
Metals & Mining	12.5%
Energy Equipment & Services	11.0%
Road & Rail	5.6%
Electrical Equipment	4.1%
Construction Materials	3.3%
Semiconductors & Semiconductor Equipment	2.9%
Machinery	2.3%
Food Products	1.7%
Marine	1.7%
Trading Companies & Distributors	1.2%
Industrial Conglomerates	1.0%
Containers & Packaging	1.0%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Australia—0.9%
BlueScope Steel Ltd. (e)	138,050	$653,622
Dick Smith Holdings Ltd.	159,288	305,912
Spotless Group Holdings Ltd. (e)	294,685	466,122
Vocation Ltd.	165,498	346,690

		1,772,346

Austria—1.5%
ams AG (d)	46,641	1,763,456
Schoeller-Bleckmann Oilfield Equipment AG (d)	12,176	1,186,887

		2,950,343

Belgium—0.5%
Ontex Group NV (e)	41,344	1,026,804

China—0.6%
China Everbright International Ltd.	484,000	638,722
Sunny Optical Technology Group Co., Ltd.	400,000	592,574

		1,231,296

Denmark—1.4%
SimCorp A/S (d)	45,295	1,328,894
Topdanmark A/S (e)	50,716	1,534,555

		2,863,449

Finland—0.5%
Amer Sports Oyj	49,062	982,440

France—2.8%
GameLoft SE (d)(e)	145,560	967,049
Korian-Medica	40,124	1,514,560
Sartorius Stedim Biotech	11,337	1,892,799
Virbac S.A.	5,937	1,248,914

		5,623,322

Germany—3.0%
Aareal Bank AG (d)	40,445	1,748,660
Bechtle AG (d)	16,278	1,242,126
Bertrandt AG (d)	3,573	455,921
CANCOM SE (d)	28,163	1,085,015
Gerry Weber International AG (d)	19,106	752,419
Wirecard AG	21,538	792,096

		6,076,237

Hong Kong—1.2%
Ju Teng International Holdings Ltd. (d)	1,060,000	609,969
Nexteer Automotive Group Ltd.	935,000	829,263
Techtronic Industries Co.	153,000	442,177
Xinyi Glass Holdings Ltd.	852,000	530,106

		2,411,515

Indonesia—0.1%
Erajaya Swasembada Tbk PT (e)	1,699,200	147,673

Ireland—1.4%
Glanbia PLC	82,328	1,189,582
ICON PLC (e)	27,057	1,548,472

		2,738,054

	Shares	Value*

Italy—1.3%
Banca Popolare di Milano Scarl (e)	2,097,941	$1,680,610
De’ Longhi	45,102	903,743

		2,584,353

Japan—10.2%
Aica Kogyo Co., Ltd.	48,300	1,026,243
Aozora Bank Ltd.	285,000	963,703
Bandai Namco Holdings, Inc.	39,100	1,005,896
Coca-Cola East Japan Co., Ltd.	31,400	624,129
Disco Corp.	5,500	374,011
Don Quijote Holdings Co., Ltd.	11,600	665,694
Fukushima Industries Corp.	45,000	865,232
Hitachi Transport System Ltd.	25,400	328,112
Hoshizaki Electric Co., Ltd.	24,800	1,157,269
Inaba Denki Sangyo Co., Ltd.	27,800	934,358
Japan Airport Terminal Co., Ltd.	28,700	1,151,984
Kakaku.com, Inc.	49,200	698,829
Kusuri No Aoki Co., Ltd.	23,800	1,021,034
Maeda Road Construction Co., Ltd.	55,000	854,876
Obayashi Corp.	134,000	917,048
Sanwa Holdings Corp.	124,000	881,740
Seiko Holdings Corp.	91,000	398,916
Shinmaywa Industries Ltd.	68,000	619,754
Tachi-S Co., Ltd.	19,500	282,420
Takuma Co., Ltd.	43,000	272,976
Teijin Ltd.	428,000	1,034,152
THK Co., Ltd.	41,400	1,031,645
Tokyo Tatemono Co., Ltd.	126,000	1,020,962
Tsukui Corp.	66,400	661,012
United Arrows Ltd.	20,000	739,486
Yamaha Motor Co., Ltd.	59,600	1,167,852

		20,699,333

Korea (Republic of)—0.3%
Grand Korea Leisure Co., Ltd.	17,420	690,674

Luxembourg—0.7%
GAGFAH S.A. (e)	74,670	1,388,095

New Zealand—0.1%
Metlifecare Ltd.	65,263	234,359

Norway—0.8%
ProSafe SE	112,933	661,227
TGS Nopec Geophysical Co. ASA	38,739	986,518

		1,647,745

Philippines—0.2%
Cosco Capital, Inc.	2,529,000	449,854

Spain—2.0%
Bolsas y Mercados Espanoles S.A.	32,935	1,253,019
Gamesa Corp. Tecnologica S.A. (e)	140,679	1,546,215
Melia Hotels International S.A.	114,256	1,178,663

		3,977,897

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Sweden—2.8%
Axis Communications AB	40,002	$1,085,115
Betsson AB (e)	44,641	1,579,636
JM AB	28,226	899,960
Net Entertainment NE AB, Class B (d)(e)	39,661	1,055,886
Nibe Industrier AB, Class B	39,337	990,652

		5,611,249

Switzerland—0.5%
Burckhardt Compression Holding AG (d)	1,996	918,775
Interroll Holding AG (d)(e)	343	196,524

		1,115,299

Taiwan—1.1%
AIC, Inc.	98,000	486,915
Epistar Corp.	298,000	556,738
Hermes Microvision, Inc.	11,000	457,573
Hermes Microvision, Inc. GDR (a)	2,980	124,415
Hermes Microvision, Inc. GDR	3,643	152,095
Primax Electronics Ltd. (d)	443,000	513,690

		2,291,426

Thailand—0.3%
AP Thailand PCL (c)	2,936,000	650,845

United Kingdom—5.2%
Booker Group PLC	389,183	768,567
DS Smith PLC	264,582	1,137,486
Elementis PLC	261,215	1,076,718
Hikma Pharmaceuticals PLC	73,668	2,063,832
Restaurant Group PLC	166,395	1,754,818
Rotork PLC	33,514	1,496,984
Senior PLC	117,838	510,732
Spirax-Sarco Engineering PLC (d)	38,009	1,734,383

		10,543,520

United States—57.1%
Acadia Healthcare Co., Inc. (e)	42,927	2,081,959
Acuity Brands, Inc.	8,743	1,029,139
Air Lease Corp.	45,896	1,491,620
Aircastle Ltd.	87,189	1,426,412
American Eagle Outfitters, Inc.	70,100	1,017,852
ArcBest Corp.	14,769	550,884
ARRIS Group, Inc. (e)	35,505	1,006,744
Arthur J Gallagher & Co.	33,499	1,519,515
Aspen Technology, Inc. (e)	32,161	1,213,113
BofI Holding, Inc. (e)	7,305	531,147
Boise Cascade Co. (e)	42,496	1,280,829
Bonanza Creek Energy, Inc. (e)	21,193	1,205,882
Brookdale Senior Living, Inc. (e)	45,655	1,471,004
Brown & Brown, Inc.	42,804	1,376,149
Burlington Stores, Inc. (e)	33,700	1,343,282
Cadence Design Systems, Inc. (e)	84,645	1,456,740
Carrizo Oil & Gas, Inc. (e)	19,948	1,073,601
Cathay General Bancorp	58,947	1,463,654
Centene Corp. (e)	12,072	998,475

	Shares	Value*

Chatham Lodging Trust REIT	54,105	$1,248,743
Cheesecake Factory, Inc.	25,040	1,139,320
Chemtura Corp. (e)	31,099	725,540
Cogent Communications Group, Inc.	26,944	905,588
Convergys Corp.	44,893	799,993
Cooper Cos., Inc.	11,905	1,854,204
Core-Mark Holding Co., Inc.	42,011	2,228,263
Cubist Pharmaceuticals, Inc. (e)	16,980	1,126,453
Curtiss-Wright Corp.	20,909	1,378,321
Deckers Outdoor Corp. (e)	10,198	991,042
Diamond Resorts International, Inc. (e)	54,544	1,241,421
Eagle Materials, Inc.	9,600	977,568
EchoStar Corp., Class A (e)	28,348	1,382,248
Electronics for Imaging, Inc. (e)	41,964	1,853,550
EverBank Financial Corp.	73,257	1,293,719
ExamWorks Group, Inc. (e)	51,367	1,682,269
Freescale Semiconductor Ltd. (e)	33,845	660,993
Genesee & Wyoming, Inc., Class A (e)	10,731	1,022,772
Gentherm, Inc. (e)	28,987	1,224,121
Globus Medical, Inc., Class A (e)	30,974	609,259
Goodyear Tire & Rubber Co.	42,553	961,060
Guidewire Software, Inc. (e)	18,483	819,536
H&E Equipment Services, Inc.	31,387	1,264,268
Hanesbrands, Inc.	14,928	1,603,864
Hanover Insurance Group, Inc.	22,278	1,368,315
HD Supply Holdings, Inc. (e)	41,700	1,136,742
Hilltop Holdings, Inc. (e)	69,194	1,387,340
Huntsman Corp.	43,600	1,133,164
Jarden Corp. (e)	23,150	1,391,546
KapStone Paper and Packaging Corp. (e)	34,818	973,859
Kennedy-Wilson Holdings, Inc.	57,398	1,375,256
La Quinta Holdings, Inc. (e)	44,008	835,712
Lands’ End, Inc. (e)	32,551	1,338,497
LDR Holding Corp. (e)	18,900	588,357
Lear Corp.	14,981	1,294,508
Ligand Pharmaceuticals, Inc., Class B (e)	13,809	648,885
Macquarie Infrastructure Co. LLC	26,664	1,778,489
Marriott Vacations Worldwide Corp. (e)	32,001	2,029,183
Matador Resources Co. (e)	45,717	1,181,784
MAXIMUS, Inc.	32,465	1,302,820
Mentor Graphics Corp. (d)	42,187	864,623
Meritor, Inc. (e)	93,395	1,013,336
Middleby Corp. (e)	20,189	1,779,257
NPS Pharmaceuticals, Inc. (e)	22,631	588,406
Pacira Pharmaceuticals, Inc. (e)	10,578	1,025,220
PAREXEL International Corp. (e)	17,487	1,103,255
Penn Virginia Corp. (e)	79,439	1,009,670
Polaris Industries, Inc.	8,563	1,282,652
Portfolio Recovery Associates, Inc. (e)	22,477	1,173,974
Primoris Services Corp.	25,581	686,594
PrivateBancorp, Inc.	53,815	1,609,607
PTC, Inc. (e)	32,156	1,186,556
RF Micro Devices, Inc. (e)	64,641	745,957
Ryder System, Inc.	22,733	2,045,288
Salix Pharmaceuticals Ltd. (e)	6,916	1,080,556
Sanchez Energy Corp. (e)	39,860	1,046,724

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

South State Corp.	27,158	$1,518,675
Spirit Airlines, Inc. (e)	17,302	1,196,260
Strategic Hotels & Resorts, Inc. REIT (e)	167,464	1,950,956
SunEdison, Inc. (e)	55,818	1,053,844
Synaptics, Inc. (e)	9,426	689,983
Synergy Resources Corp. (e)	86,700	1,056,873
Team Health Holdings, Inc. (e)	27,534	1,596,697
Tower International, Inc. (e)	40,062	1,009,162
Tutor Perini Corp. (e)	52,491	1,385,762
Ubiquiti Networks, Inc. (e)	14,058	527,597
Ultimate Software Group, Inc. (e)	5,656	800,381
Umpqua Holdings Corp.	52,730	868,463
United Rentals, Inc. (e)	8,224	913,686
VeriFone Systems, Inc. (e)	27,600	948,888
Verint Systems, Inc. (e)	28,807	1,601,957
Vonage Holdings Corp. (e)	275,366	903,200
Wabash National Corp. (e)	46,772	623,003
Western Alliance Bancorp (e)	63,229	1,511,173
WEX, Inc. (e)	13,981	1,542,384
William Lyon Homes, Class A (e)	31,400	693,940
Worthington Industries, Inc.	28,348	1,055,113
XPO Logistics, Inc. (e)	44,702	1,683,924

		115,670,169

Total Common Stock (cost—$171,060,406)		195,378,297

	Principal Amount (000s)

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $5,997,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $6,117,344 including accrued interest (cost—$5,997,000)	$5,997	5,997,000

Total Investments (cost—$177,057,406) (b)—99.5%		201,375,297

Other assets less liabilities—0.5%		1,088,307

Net Assets—100.0%		$202,463,604

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $73,395,873, representing 36.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $650,845, representing 0.3% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	5.7%
Hotels, Restaurants & Leisure	5.2%
Health Care Providers & Services	5.0%
Software	5.0%
Banks	4.7%
IT Services	3.8%
Insurance	3.7%
Trading Companies & Distributors	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Auto Components	3.0%
Pharmaceuticals	2.6%
Health Care Equipment & Supplies	2.4%
Real Estate Management & Development	2.2%
Household Durables	2.2%
Chemicals	2.0%
Road & Rail	2.0%
Construction & Engineering	1.9%
Textiles, Apparel & Luxury Goods	1.9%
Thrifts & Mortgage Finance	1.8%
Leisure Equipment & Products	1.6%
Real Estate Investment Trust	1.6%
Transportation Infrastructure	1.5%
Communications Equipment	1.5%
Electronic Equipment, Instruments & Components	1.4%
Building Products	1.4%
Energy Equipment & Services	1.4%
Life Sciences Tools & Services	1.3%
Electrical Equipment	1.3%
Biotechnology	1.2%
Technology Hardware, Storage & Peripherals	1.1%
Paper & Forest Products	1.1%
Food & Staples Retailing	1.1%
Distributors	1.1%
Specialty Retail	1.1%
Multi-line Retail	1.0%
Aerospace & Defense	0.9%
Diversified Telecommunication Services	0.8%
Internet Software & Services	0.8%
Metals & Mining	0.8%
Air Freight & Logistics	0.8%
Internet & Catalog Retail	0.7%
Diversified Financial Services	0.6%
Airlines	0.6%
Food Products	0.6%
Consumer Finance	0.6%
Automobiles	0.6%
Containers & Packaging	0.6%
Commercial Services & Supplies	0.5%
Personal Products	0.5%
Construction Materials	0.5%
Beverages	0.3%
Professional Services	0.2%
Diversified Consumer Services	0.2%
Repurchase Agreements	3.0%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—33.8%

Aerospace & Defense—1.2%
Boeing Co.	144,700	$18,431,886
L-3 Communications Holdings, Inc. (e)	119,700	14,234,724

		32,666,610

Auto Components—0.6%
Johnson Controls, Inc.	371,400	16,341,600

Automobiles—0.7%
Ford Motor Co.	1,199,700	17,743,563

Banks—0.8%
Wells Fargo & Co.	382,200	19,824,714

Beverages—1.5%
Coca-Cola Co.	412,300	17,588,718
PepsiCo, Inc.	224,600	20,908,014

		38,496,732

Biotechnology—1.8%
Amgen, Inc.	160,800	22,585,968
Gilead Sciences, Inc. (f)	219,700	23,387,065

		45,973,033

Chemicals—0.8%
Monsanto Co.	179,600	20,206,796

Communications Equipment—1.2%
Harris Corp. (e)	188,100	12,489,840
QUALCOMM, Inc.	237,700	17,772,829

		30,262,669

Construction & Engineering—0.5%
Fluor Corp.	209,800	14,012,542

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	337,800	16,886,622

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A	217,900	21,759,494

Energy Equipment & Services—1.1%
Diamond Offshore Drilling, Inc.	110,600	3,790,262
National Oilwell Varco, Inc.	93,000	7,077,300
Schlumberger Ltd.	172,400	17,531,356

		28,398,918

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	134,000	16,792,880
Kroger Co.	437,600	22,755,200
Walgreen Co.	278,200	16,488,914

		56,036,994

Health Care Equipment & Supplies—0.7%
Baxter International, Inc.	247,200	17,741,544

Health Care Providers & Services—0.8%
McKesson Corp.	109,400	21,296,898

	Shares	Value*

Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	112,900	$10,704,049
Starbucks Corp.	263,000	19,845,980

		30,550,029

Household Durables—0.2%
DR Horton, Inc.	238,100	4,885,812

Household Products—0.6%
Procter & Gamble Co.	191,500	16,036,210

Industrial Conglomerates—0.7%
General Electric Co.	747,300	19,145,826

Insurance—0.7%
Prudential Financial, Inc.	196,500	17,280,210

Internet & Catalog Retail—0.7%
Amazon.com, Inc. (f)	61,300	19,765,572

Internet Software & Services—1.8%
Alibaba Group Holding Ltd. ADR	98,500	8,751,725
Facebook, Inc., Class A (f)	143,300	11,326,432
Google, Inc., Class A (f)	29,100	17,122,731
Google, Inc., Class C (f)	18,800	10,854,368

		48,055,256

IT Services—1.5%
International Business Machines Corp.	92,200	17,502,326
Unisys Corp. (f)	30,110	704,875
Visa, Inc., Class A	93,800	20,014,106

		38,221,307

Machinery—1.2%
AGCO Corp.	208,700	9,487,502
Deere & Co.	145,600	11,937,744
Joy Global, Inc.	187,200	10,209,888

		31,635,134

Media—1.6%
Comcast Corp., Class A	373,200	20,070,696
Walt Disney Co.	237,000	21,100,110

		41,170,806

Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc.	218,100	7,120,965

Multi-line Retail—0.4%
Target Corp.	160,900	10,085,212

Oil, Gas & Consumable Fuels—0.7%
Apache Corp.	11,404	1,070,493
Occidental Petroleum Corp.	67,500	6,490,125
Peabody Energy Corp.	245,600	3,040,528
Valero Energy Corp.	191,100	8,842,197

		19,443,343

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—0.7%
Bristol-Myers Squibb Co.	355,000	$18,168,900

Road & Rail—0.3%
Union Pacific Corp.	62,100	6,732,882

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	643,800	22,417,116
Texas Instruments, Inc.	366,000	17,454,540

		39,871,656

Software—1.8%
Microsoft Corp.	588,300	27,273,588
Oracle Corp.	532,400	20,380,272

		47,653,860

Specialty Retail—0.8%
Home Depot, Inc.	220,300	20,210,322

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	270,200	27,222,650
EMC Corp.	747,500	21,871,850

		49,094,500

Total Common Stock (cost—$927,925,219)		882,776,531

	Principal Amount (000s)

CORPORATE BONDS & NOTES—30.4%

Advertising—0.1%
Affinion Group, Inc.,
7.875%, 12/15/18	$3,820	3,304,300

Aerospace & Defense—0.9%
AAR Corp.,
7.25%, 1/15/22	6,530	7,052,400
Erickson, Inc.,
8.25%, 5/1/20	5,346	5,105,430
Kratos Defense & Security Solutions, Inc. (a)(b),
7.00%, 5/15/19	2,495	2,488,762
TransDigm, Inc.,
7.50%, 7/15/21	7,626	8,178,885

		22,825,477

Airlines—0.1%
United Continental Holdings, Inc.,
6.00%, 7/15/28	4,155	3,843,375

Apparel & Textiles—0.0%
Quiksilver, Inc.,
10.00%, 8/1/20	1,000	600,000

	Principal Amount (000s)	Value*

Auto Components—0.7%
Accuride Corp.,
9.50%, 8/1/18	$1,715	$1,790,031
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	3,855	4,076,662
Chassix, Inc. (a)(b),
9.25%, 8/1/18	4,110	4,079,175
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,485	3,580,838
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	4,845	5,208,375

		18,735,081

Auto Manufacturers—0.5%
Chrysler Group LLC,
8.25%, 6/15/21	5,520	6,044,400
Navistar International Corp.,
8.25%, 11/1/21	6,153	6,329,899

		12,374,299

Banking—0.3%
Ally Financial, Inc.,
8.00%, 3/15/20	2,995	3,496,662
Citigroup, Inc. (d),
5.35%, 5/15/23	3,774	3,544,779

		7,041,441

Building Materials—0.2%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	6,035	6,457,450

Chemicals—0.2%
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	4,520	4,610,400

Coal—0.1%
Arch Coal, Inc.,
9.875%, 6/15/19	3,930	2,299,050
CONSOL Energy, Inc. (a)(b),
5.875%, 4/15/22	1,505	1,488,069

		3,787,119

Commercial Services—2.6%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	610	674,050
Cardtronics, Inc. (a)(b),
5.125%, 8/1/22	1,595	1,579,050
Cenveo Corp.,
6.00%, 8/1/19 (a)(b)	1,095	1,032,038
8.50%, 9/15/22 (a)(b)	1,520	1,432,600
11.50%, 5/15/17	4,205	4,257,562
Deluxe Corp.,
7.00%, 3/15/19	2,465	2,591,331

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	$1,740	$1,718,250
ExamWorks Group, Inc.,
9.00%, 7/15/19	4,595	4,939,625
H&E Equipment Services, Inc.,
7.00%, 9/1/22	5,240	5,619,900
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	6,895	7,007,044
9.75%, 8/1/18	4,190	4,493,775
Hertz Corp.,
6.75%, 4/15/19	3,795	3,937,312
Monitronics International, Inc.,
9.125%, 4/1/20	6,210	6,396,300
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,163,050
7.00%, 2/15/22	5,500	5,830,000
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	4,668	4,668,000
United Rentals North America, Inc.,
8.25%, 2/1/21	4,000	4,350,000
8.375%, 9/15/20	3,725	4,023,000

		67,712,887

Computers—0.3%
j2 Global, Inc.,
8.00%, 8/1/20	4,410	4,784,850
Unisys Corp.,
6.25%, 8/15/17	3,615	3,822,863

		8,607,713

Containers & Packaging—0.1%
Tekni-Plex, Inc. (a)(b),
9.75%, 6/1/19	1,480	1,616,900

Distribution/Wholesale—0.3%
HD Supply, Inc.,
7.50%, 7/15/20	2,465	2,569,763
11.00%, 4/15/20	5,380	6,119,750

		8,689,513

Diversified Financial Services—1.5%
Affinion Investments LLC (a)(b),
13.50%, 8/15/18	3,876	3,623,592
Community Choice Financial, Inc.,
10.75%, 5/1/19	6,035	4,586,600
Icahn Enterprises L.P.,
6.00%, 8/1/20	2,165	2,235,363
International Lease Finance Corp.,
8.25%, 12/15/20	3,805	4,508,925
8.75%, 3/15/17	4,035	4,509,112
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	5,181,575
9.625%, 5/1/19	2,760	3,029,100
Navient LLC,
8.45%, 6/15/18	3,920	4,419,800
Springleaf Finance Corp.,
6.90%, 12/15/17	2,030	2,161,950
8.25%, 10/1/23	4,360	4,926,800

		39,182,817

	Principal Amount (000s)	Value*

Electric Utilities—0.5%
Calpine Corp.,
5.75%, 1/15/25	$6,140	$5,963,475
7.875%, 1/15/23 (a)(b)	1,000	1,097,500
NRG Energy, Inc. (a)(b),
6.25%, 5/1/24	6,523	6,571,923

		13,632,898

Electrical Equipment—0.3%
Anixter, Inc.,
5.125%, 10/1/21	3,390	3,364,575
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,815	4,971,488

		8,336,063

Electronics—0.4%
Kemet Corp.,
10.50%, 5/1/18	3,065	3,222,081
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	7,155	7,530,638

		10,752,719

Engineering & Construction—0.3%
AECOM Technology Corp. (a)(b)(c),
5.875%, 10/15/24	6,385	6,512,700
Dycom Investments, Inc.,
7.125%, 1/15/21	2,405	2,549,300

		9,062,000

Entertainment—0.3%
AMC Entertainment, Inc.,
9.75%, 12/1/20	5,000	5,531,250
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (a)(b),
5.375%, 6/1/24	1,880	1,825,950

		7,357,200

Food & Beverage—1.1%
Post Holdings, Inc.,
7.375%, 2/15/22	8,900	8,833,250
SUPERVALU, Inc.,
6.75%, 6/1/21	5,560	5,504,400
8.00%, 5/1/16	5,365	5,800,906
U.S. Foods, Inc.,
8.50%, 6/30/19	7,300	7,747,125

		27,885,681

Healthcare-Products—0.5%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	6,655	7,253,950
Teleflex, Inc. (a)(b),
5.25%, 6/15/24	4,820	4,735,650

		11,989,600

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Services—1.4%
Community Health Systems, Inc.,
6.875%, 2/1/22 (a)(b)	$2,500	$2,618,750
7.125%, 7/15/20	4,970	5,268,200
8.00%, 11/15/19	5,730	6,132,246
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	3,600	3,543,750
HCA, Inc.,
7.50%, 2/15/22	7,500	8,456,250
Kindred Healthcare, Inc. (a)(b),
6.375%, 4/15/22	4,433	4,344,340
Select Medical Corp.,
6.375%, 6/1/21	1,050	1,055,250
Tenet Healthcare Corp.,
8.125%, 4/1/22	5,005	5,505,500

		36,924,286

Home Builders—1.0%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,810,000
9.125%, 5/15/19	3,255	3,421,819
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	8,735	9,106,237
KB Home,
8.00%, 3/15/20	3,695	4,082,975
Standard Pacific Corp.,
8.375%, 5/15/18	4,650	5,301,000
William Lyon Homes, Inc.,
8.50%, 11/15/20	785	851,725

		25,573,756

Household Products/Wares—0.3%
Jarden Corp.,
7.50%, 5/1/17	3,190	3,501,025
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,585	3,876,281

		7,377,306

Internet—0.2%
Zayo Group LLC,
8.125%, 1/1/20	5,340	5,747,175

Iron/Steel—0.5%
AK Steel Corp.,
7.625%, 5/15/20	1,220	1,210,850
8.375%, 4/1/22	1,405	1,412,025
8.75%, 12/1/18	1,315	1,431,706
ArcelorMittal,
10.35%, 6/1/19	5,385	6,589,894
Steel Dynamics, Inc. (a)(b),
5.50%, 10/1/24	1,270	1,279,525

		11,924,000

Lodging—0.5%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	975	756,844
MGM Resorts International,
6.625%, 12/15/21	2,500	2,650,000
11.375%, 3/1/18	5,000	6,000,000

	Principal Amount (000s)	Value*

Wynn Las Vegas LLC,
7.75%, 8/15/20	$3,550	$3,785,187

		13,192,031

Machinery-Construction & Mining—0.2%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	5,300	5,459,000

Media—2.6%
American Media, Inc.,
11.50%, 12/15/17	4,700	4,982,000
Cablevision Systems Corp.,
8.00%, 4/15/20	2,250	2,483,438
8.625%, 9/15/17	4,020	4,477,275
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,205	1,174,875
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	4,610	4,736,775
Columbus International, Inc. (a)(b),
7.375%, 3/30/21	4,750	4,957,812
DISH DBS Corp.,
5.875%, 7/15/22	4,400	4,499,000
6.75%, 6/1/21	6,000	6,465,000
Gray Television, Inc.,
7.50%, 10/1/20	6,015	6,180,412
McClatchy Co.,
9.00%, 12/15/22	5,735	6,222,475
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	4,935	5,477,850
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,767,500
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,910	1,585,300
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	6,220	6,406,600
Postmedia Network, Inc.,
12.50%, 7/15/18	2,980	3,151,350
Sinclair Television Group, Inc.,
6.375%, 11/1/21	3,125	3,210,938

		68,778,600

Mining—0.3%
Alcoa, Inc.,
5.90%, 2/1/27	2,310	2,425,717
HudBay Minerals, Inc.,
9.50%, 10/1/20	3,385	3,647,337
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,595	2,504,175
12.50%, 5/1/19	437	481,793

		9,059,022

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Miscellaneous Manufacturing—0.4%
Bombardier, Inc. (a)(b),
6.00%, 10/15/22	$5,345	$5,324,956
Gates Global LLC (a)(b),
6.00%, 7/15/22	1,260	1,190,700
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	4,079,625

		10,595,281

Oil, Gas & Consumable Fuels—3.9%
American Energy-Permian Basin LLC (a)(b),
7.375%, 11/1/21	5,000	4,600,000
BreitBurn Energy Partners L.P.,
7.875%, 4/15/22	1,870	1,902,725
8.625%, 10/15/20	3,025	3,161,125
Calumet Specialty Products Partners L.P. (a)(b),
6.50%, 4/15/21	5,575	5,324,125
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	4,995	5,204,166
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,708,940
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,399,825
CVR Refining LLC,
6.50%, 11/1/22	3,375	3,459,375
Energy XXI Gulf Coast, Inc.,
6.875%, 3/15/24 (a)(b)	3,120	2,940,600
9.25%, 12/15/17	5,790	6,036,075
EP Energy LLC,
9.375%, 5/1/20	5,685	6,225,075
Hercules Offshore, Inc. (a)(b),
6.75%, 4/1/22	4,295	3,366,206
8.75%, 7/15/21	6,590	5,766,250
Laredo Petroleum, Inc.,
7.375%, 5/1/22	5,665	5,976,575
9.50%, 2/15/19	4,000	4,270,000
Linn Energy LLC,
6.50%, 9/15/21	1,270	1,244,600
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	3,360	3,427,200
Offshore Group Investment Ltd.,
7.50%, 11/1/19	1,740	1,622,550
Pioneer Energy Services Corp.,
6.125%, 3/15/22 (a)(b)	2,530	2,511,025
9.875%, 3/15/18	768	808,589
Plains Exploration & Production Co.,
6.50%, 11/15/20	3,257	3,574,948
Rice Energy, Inc. (a)(b),
6.25%, 5/1/22	5,045	4,944,100
Sanchez Energy Corp. (a)(b),
6.125%, 1/15/23	4,820	4,790,598
Ultra Petroleum Corp. (a)(b),
6.125%, 10/1/24	1,210	1,161,600
United Refining Co.,
10.50%, 2/28/18	2,048	2,191,360
Vanguard Natural Resources LLC,
7.875%, 4/1/20	5,755	5,985,200

		100,602,832

	Principal Amount (000s)	Value*

Pharmaceuticals—0.7%
Endo Finance LLC & Endo Finco, Inc. (a)(b),
5.375%, 1/15/23	$3,265	$3,126,237
7.00%, 12/15/20	4,000	4,195,000
Salix Pharmaceuticals Ltd. (a)(b),
6.00%, 1/15/21	4,340	4,708,900
Valeant Pharmaceuticals International, Inc. (a)(b),
7.50%, 7/15/21	6,000	6,442,500

		18,472,637

Pipelines—0.4%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	3,314	3,405,135
Sabine Pass Liquefaction LLC (a)(b),
5.75%, 5/15/24	4,148	4,225,775
Tesoro Logistics L.P.,
6.125%, 10/15/21	2,715	2,816,813

		10,447,723

Real Estate—0.1%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	2,053	2,068,398

Real Estate Investment Trust—0.2%
iStar Financial, Inc.,
7.125%, 2/15/18	3,805	3,957,200

Retail—1.6%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	4,172	4,380,600
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	3,930	4,028,250
Conn’s, Inc. (a)(b),
7.25%, 7/15/22	6,015	5,150,344
DineEquity, Inc.,
9.50%, 10/30/18	5,500	5,795,625
Neiman Marcus Group Ltd., Inc. (a)(b),
8.00%, 10/15/21	6,810	7,116,450
Rite Aid Corp.,
8.00%, 8/15/20	4,500	4,837,500
9.25%, 3/15/20	3,000	3,285,000
10.25%, 10/15/19	3,110	3,281,050
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,573,800

		41,448,619

Semiconductors—0.8%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	2,515	2,552,725
7.00%, 7/1/24	2,000	1,912,500
7.50%, 8/15/22	1,670	1,695,050
Amkor Technology, Inc.,
6.375%, 10/1/22	3,575	3,718,000
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	6,500	6,613,750
Micron Technology, Inc. (a)(b),
5.875%, 2/15/22	5,250	5,473,125

		21,965,150

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Software—0.4%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	$3,295	$3,509,175
BCP Singapore VI Cayman Financing Co., Ltd. (a)(b),
8.00%, 4/15/21	585	602,550
First Data Corp.,
10.625%, 6/15/21	3,250	3,713,125
12.625%, 1/15/21	1,885	2,262,000

		10,086,850

Technology Hardware, Storage & Peripherals—0.0%
Zebra Technologies Corp. (a)(b)(c),
7.25%, 10/15/22	815	826,206

Telecommunications—3.1%
CenturyLink, Inc.,
6.75%, 12/1/23	2,000	2,147,500
Cincinnati Bell, Inc.,
8.375%, 10/15/20	530	561,800
8.75%, 3/15/18	2,165	2,249,435
Consolidated Communications Finance Co.,
10.875%, 6/1/20	4,105	4,736,144
Consolidated Communications Finance II Co. (a)(b),
6.50%, 10/1/22	2,425	2,418,937
EarthLink, Inc.,
7.375%, 6/1/20	3,620	3,730,410
8.875%, 5/15/19	3,245	3,253,112
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	6,890	7,613,450
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	4,005	4,220,269
Level 3 Financing, Inc.,
8.625%, 7/15/20	5,000	5,437,500
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	3,205	3,305,156
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	3,821,969
11.50%, 11/15/21	4,360	5,602,600
Sprint Corp. (a)(b),
7.125%, 6/15/24	2,250	2,275,313
T-Mobile USA, Inc.,
6.625%, 4/1/23	4,000	4,110,000
6.836%, 4/28/23	6,405	6,605,156
West Corp.,
5.375%, 7/15/22 (a)(b)	4,500	4,162,500
7.875%, 1/15/19	5,000	5,228,125
Windstream Corp.,
7.50%, 6/1/22	2,500	2,640,625
7.50%, 4/1/23	2,125	2,188,750
7.875%, 11/1/17	3,000	3,341,250

		79,650,001

	Principal Amount (000s)	Value*

Transportation—0.5%
Quality Distribution LLC,
9.875%, 11/1/18	$2,089	$2,203,895
Swift Services Holdings, Inc.,
10.00%, 11/15/18	4,005	4,225,275
XPO Logistics, Inc. (a)(b),
7.875%, 9/1/19	5,630	5,841,125

		12,270,295

Total Corporate Bonds & Notes (cost—$802,730,565)		794,831,301

CONVERTIBLE BONDS—26.5%

Airlines—0.3%
United Continental Holdings, Inc.,
6.00%, 10/15/29	1,255	6,770,725

Apparel & Textiles—0.3%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	5,030	6,425,825
2.50%, 6/1/16	440	556,600

		6,982,425

Auto Manufacturers—1.2%
Ford Motor Co.,
4.25%, 11/15/16	4,215	7,244,531
Navistar International Corp.,
3.00%, 10/15/14	3,380	3,375,792
Tesla Motors, Inc.,
0.25%, 3/1/19	4,370	4,173,350
1.25%, 3/1/21	12,210	11,660,550
Wabash National Corp.,
3.375%, 5/1/18	2,855	3,766,816

		30,221,039

Biotechnology—2.1%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	4,375	4,653,906
1.50%, 10/15/20	4,120	4,532,000
Cubist Pharmaceuticals, Inc.,
1.125%, 9/1/18	4,010	4,335,812
1.875%, 9/1/20	4,105	4,577,075
Gilead Sciences, Inc.,
1.625%, 5/1/16	2,565	11,981,769
Illumina, Inc. (a)(b),
zero coupon, 6/15/19	4,000	4,125,000
0.50%, 6/15/21	15,200	16,283,000
Medicines Co.,
1.375%, 6/1/17	2,440	2,601,650
Sequenom, Inc.,
5.00%, 10/1/17	1,340	1,288,913
Theravance, Inc.,
2.125%, 1/15/23	1,360	1,305,600

		55,684,725

Computers—0.6%
SanDisk Corp. (a)(b),
0.50%, 10/15/20	13,620	16,369,537

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Distribution/Wholesale—0.3%
WESCO International, Inc.,
6.00%, 9/15/29	$2,995	$8,348,562

Diversified Financial Services—0.2%
Encore Capital Group, Inc. (a)(b),
2.875%, 3/15/21	6,360	6,228,825

Energy-Alternate Sources—0.2%
SolarCity Corp. (a)(b),
1.625%, 11/1/19	3,915	3,790,209

Healthcare-Products—0.9%
Cepheid (a)(b),
1.25%, 2/1/21	3,625	3,581,953
Hologic, Inc.,
2.00%, 12/15/37	2,410	2,867,900
NuVasive, Inc.,
2.75%, 7/1/17	6,400	7,136,000
Teleflex, Inc.,
3.875%, 8/1/17	4,050	6,998,907
Volcano Corp.,
1.75%, 12/1/17	3,245	2,825,178

		23,409,938

Healthcare-Services—1.2%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	5,725	7,388,828
Molina Healthcare, Inc.,
1.125%, 1/15/20	8,025	9,489,562
WellPoint, Inc.,
2.75%, 10/15/42	9,275	15,321,141

		32,199,531

Home Builders—0.8%
KB Home,
1.375%, 2/1/19	5,375	5,200,313
Lennar Corp. (a)(b),
3.25%, 11/15/21	5,905	10,141,837
Ryland Group, Inc.,
0.25%, 6/1/19	1,705	1,568,600
1.625%, 5/15/18	2,875	3,556,016

		20,466,766

Household Products/Wares—0.5%
Jarden Corp.,
1.125%, 3/15/34 (a)(b)	6,375	6,386,953
1.875%, 9/15/18	4,020	5,512,425

		11,899,378

Insurance—0.8%
Fidelity National Financial, Inc.,
4.25%, 8/15/18	5,195	8,305,506
HCI Group, Inc. (a)(b),
3.875%, 3/15/19	1,500	1,365,937
MGIC Investment Corp.,
5.00%, 5/1/17	3,570	3,906,919
Radian Group, Inc.,
2.25%, 3/1/19	5,400	7,738,875

		21,317,237

	Principal Amount (000s)	Value*

Internet—2.9%
Ctrip.com International Ltd. (a)(b),
1.25%, 10/15/18	$5,875	$6,128,359
Priceline Group, Inc.,
0.35%, 6/15/20	10,275	11,488,734
0.90%, 9/15/21 (a)(b)	2,180	2,066,913
1.00%, 3/15/18	2,995	4,045,122
Qihoo 360 Technology Co., Ltd. (a)(b),
2.50%, 9/15/18	5,095	5,040,866
SINA Corp. (a)(b),
1.00%, 12/1/18	6,445	5,965,653
Twitter, Inc. (a)(b),
0.25%, 9/15/19	4,500	4,410,000
1.00%, 9/15/21	5,400	5,308,875
VeriSign, Inc.,
3.25%, 8/15/37	6,275	10,577,297
WebMD Health Corp.,
1.50%, 12/1/20 (a)(b)	1,375	1,396,484
2.50%, 1/31/18	2,180	2,209,975
Yahoo!, Inc. (a)(b),
zero coupon, 12/1/18	11,315	11,817,103
YY, Inc. (a)(b),
2.25%, 4/1/19	6,060	5,859,263

		76,314,644

Iron/Steel—0.1%
U.S. Steel Corp.,
2.75%, 4/1/19	1,000	1,645,000

Lodging—0.4%
MGM Resorts International,
4.25%, 4/15/15	7,375	9,306,328

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	3,681,291

Media—0.4%
Liberty Interactive LLC,
3.50%, 1/15/31	7,380	4,068,225
Liberty Media Corp. (a)(b),
1.375%, 10/15/23	7,165	7,048,569

		11,116,794

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc.,
1.625%, 10/15/19	2,835	2,725,144
3.00%, 12/1/15	2,480	2,554,400

		5,279,544

Miscellaneous Manufacturing—0.2%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,230	4,340,137

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Oil, Gas & Consumable Fuels—1.3%
Chesapeake Energy Corp.,
2.50%, 5/15/37	$2,445	$2,477,090
Cobalt International Energy, Inc.,
2.625%, 12/1/19	7,050	5,847,094
3.125%, 5/15/24	4,900	4,397,750
Energy XXI Bermuda Ltd. (a)(b),
3.00%, 12/15/18	4,475	3,675,094
Helix Energy Solutions Group, Inc.,
3.25%, 3/15/32	4,860	5,698,350
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	4,768,875
Stone Energy Corp.,
1.75%, 3/1/17	5,735	6,089,853

		32,954,106

Pharmaceuticals—2.3%
Auxilium Pharmaceuticals, Inc.,
1.50%, 7/15/18	4,155	5,489,794
Endo Health Solutions, Inc.,
1.75%, 4/15/15	3,230	7,558,200
Herbalife Ltd. (a)(b),
2.00%, 8/15/19	9,150	7,062,702
Jazz Investments I Ltd. (a)(b),
1.875%, 8/15/21	4,920	5,455,050
Mylan, Inc.,
3.75%, 9/15/15	3,220	11,016,425
Omnicare, Inc.,
3.50%, 2/15/44	10,635	11,725,088
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	5,090	12,336,887

		60,644,146

Real Estate Investment Trust—1.4%
American Realty Capital Properties, Inc.,
3.00%, 8/1/18	4,000	3,980,000
DDR Corp.,
1.75%, 11/15/40	5,880	6,784,050
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	5,305	8,756,566
iStar Financial, Inc.,
1.50%, 11/15/16 (a)(b)	4,510	4,668,256
3.00%, 11/15/16	3,085	3,898,669
Redwood Trust, Inc.,
4.625%, 4/15/18	2,000	1,985,000
Starwood Property Trust, Inc.,
4.55%, 3/1/18	6,610	7,109,881

		37,182,422

	Principal Amount (000s)	Value*

Semiconductors—4.2%
GT Advanced Technologies, Inc.,
3.00%, 10/1/17	$2,860	$4,407,975
Intel Corp.,
3.25%, 8/1/39	7,560	12,691,388
Lam Research Corp.,
1.25%, 5/15/18	7,285	9,843,856
Microchip Technology, Inc.,
2.125%, 12/15/37	5,215	9,703,160
Micron Technology, Inc.,
3.00%, 11/15/43	17,262	22,785,840
Novellus Systems, Inc.,
2.625%, 5/15/41	4,735	10,343,016
NVIDIA Corp. (a)(b),
1.00%, 12/1/18	8,960	9,861,600
ON Semiconductor Corp.,
2.625%, 12/15/26	6,005	6,763,131
SunEdison, Inc. (a)(b),
0.25%, 1/15/20	9,650	9,481,125
2.00%, 10/1/18	3,485	5,088,100
Xilinx, Inc.,
2.625%, 6/15/17	5,695	8,460,634

		109,429,825

Software—2.7%
Akamai Technologies, Inc. (a)(b),
zero coupon, 2/15/19	11,835	11,879,441
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	5,200	5,281,250
Citrix Systems, Inc. (a)(b),
0.50%, 4/15/19	9,890	10,804,825
Electronic Arts, Inc.,
0.75%, 7/15/16	7,040	8,716,400
NetSuite, Inc.,
0.25%, 6/1/18	5,305	5,547,041
Salesforce.com, Inc.,
0.25%, 4/1/18	11,495	12,874,400
ServiceNow, Inc. (a)(b),
zero coupon, 11/1/18	7,870	8,317,606
Verint Systems, Inc.,
1.50%, 6/1/21	1,035	1,127,503
Workday, Inc.,
0.75%, 7/15/18	4,995	5,990,878

		70,539,344

Telecommunications—0.9%
Ciena Corp.,
0.875%, 6/15/17	5,465	5,386,441
3.75%, 10/15/18 (a)(b)	2,910	3,404,700
Ixia,
3.00%, 12/15/15	3,385	3,317,300
JDS Uniphase Corp.,
0.625%, 8/15/33	8,305	8,341,334
Palo Alto Networks, Inc. (a)(b),
zero coupon, 7/1/19	3,270	3,646,050

		24,095,825

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Transportation—0.0%
Bristow Group, Inc.,
3.00%, 6/15/38	$915	$989,344

Total Convertible Bonds (cost—$718,211,466)		691,207,647

	Shares

CONVERTIBLE PREFERRED STOCK—6.3%

Aerospace & Defense—0.4%
United Technologies Corp.,
7.50%, 8/1/15	186,270	10,969,440

Banks—1.0%
Bank of America Corp., Ser. L (d),
7.25%	4,415	5,061,798
JPMorgan Chase & Co. (Bank of America Corp.) (g),
8.00%, 9/18/15	536,300	8,999,114
Wells Fargo & Co., Ser. L (d),
7.50%	10,570	12,713,067

		26,773,979

Diversified Telecommunication Services—0.1%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	43,650	2,072,502

Electric Utilities—0.4%
Exelon Corp.,
6.50%, 6/1/17	195,550	9,933,940

Food Products—1.0%
Post Holdings, Inc., Ser. C (a)(b)(d),
2.50%	80,620	5,744,175
Tyson Foods, Inc.,
4.75%, 7/15/17	214,575	10,805,997
Wells Fargo & Co. (Archer Daniels-Midland Co.) (g),
8.00%, 8/28/15	173,000	8,653,460

		25,203,632

Health Care Equipment & Supplies—0.5%
Alere, Inc., Ser. B (d),
3.00%	6,355	2,043,133
Credit Suisse AG (Medtronic) (g),
8.00%, 6/23/15	177,000	10,788,150

		12,831,283

Health Care Providers & Services—0.1%
JPMorgan Chase & Co. (HCA Holding, Inc.) (g),
8.00%, 5/5/15	55,600	3,381,592

Insurance—0.4%
MetLife, Inc.,
5.00%, 10/8/14	316,275	9,738,107

	Shares	Value*

Iron/Steel—0.2%
ArcelorMittal,
6.00%, 1/15/16	321,315	$6,893,203

Machinery—0.5%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	71,900	9,441,369
6.25%, 11/17/16, UNIT	29,675	3,358,913

		12,800,282

Metals & Mining—0.3%
Alcoa, Inc., Ser. 1,
5.375%, 10/1/17	139,325	6,952,318

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp. (d),
5.00%	22,000	2,194,500
5.75% (a)(b)	10,190	11,330,006

		13,524,506

Real Estate Investment Trust—0.9%
American Tower Corp., Ser. A,
5.25%, 5/15/17	89,840	9,770,100
Crown Castle International Corp., Ser. A,
4.50%, 11/1/16	93,230	9,824,111
Felcor Lodging Trust, Inc., Ser. A (d),
1.95%	120,000	3,103,128

		22,697,339

Total Convertible Preferred Stock (cost—$167,830,962)		163,772,123

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $66,723,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $68,061,306 including accrued interest (cost—$66,723,000)	$66,723	66,723,000

Total Investments (cost—$2,683,421,212)—99.6%		2,599,310,602

Other assets less liabilities—0.4%		11,437,921

Net Assets—100.0%		$2,610,748,523

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $437,979,509, representing 16.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after September 30, 2014.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no options written outstanding at September 30, 2014, however the Fund had securities segregated as collateral for any transactions in the future.
(f)	Non-income producing.
(g)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

(h)	Transactions in options written for the three months ended September 30, 2014:

	Contracts	Premiums
Options outstanding, June 30, 2014	14,365	$967,870
Options written	24,620	1,290,064
Options terminated in closing transactions	(14,719)	(722,283)
Options expired	(24,266)	(1,535,651)

Options outstanding, September 30, 2014	—	$—

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Australia—7.1%
AGL Energy Ltd.	71,095	$842,188
Amcor Ltd.	47,480	470,297
APA Group	79,336	516,137
Coca-Cola Amatil Ltd.	52,226	400,931
CSL Ltd.	4,725	306,302
Flight Centre Travel Group Ltd.	7,433	278,024
Insurance Australia Group Ltd.	124,329	666,324
Metcash Ltd.	141,670	326,262
Newcrest Mining Ltd. (b)	63,875	587,011
Scentre Group REIT (b)	79,078	227,524
Sonic Healthcare Ltd.	24,670	378,554
Sydney Airport	107,171	400,127
Westfield Corp. REIT (b)	62,224	405,455
Woodside Petroleum Ltd.	15,065	534,922

		6,340,058

Belgium—0.3%
Belgacom S.A.	8,799	306,348

China—1.3%
Jiangsu Expressway Co., Ltd., Class H	332,000	348,812
PetroChina Co., Ltd., Class H	276,000	353,736
Semiconductor Manufacturing International Corp. (b)	4,304,000	437,087

		1,139,635

Denmark—1.0%
Novozymes A/S, Class B	15,139	655,150
TDC A/S	29,201	221,774

		876,924

Finland—0.4%
Elisa Oyj	14,172	375,436

France—7.2%
Dassault Systemes	24,047	1,544,749
Eutelsat Communications S.A.	37,051	1,196,373
Iliad S.A.	1,047	221,637
Neopost S.A.	3,657	268,976
Pernod Ricard S.A.	7,244	819,882
SCOR SE	9,743	304,301
SES S.A.	59,503	2,057,376

		6,413,294

Germany—7.5%
Fresenius Medical Care AG & Co. KGaA	29,354	2,044,662
Fresenius SE & Co. KGaA	30,008	1,481,464
Kabel Deutschland Holding AG	4,802	651,398
MAN SE	11,005	1,238,434
Rhoen Klinikum AG	39,912	1,208,037

		6,623,995

	Shares	Value*

Hong Kong—14.4%
ASM Pacific Technology Ltd.	28,500	$282,069
Cheung Kong Infrastructure Holdings Ltd.	116,000	813,683
CLP Holdings Ltd.	266,500	2,138,984
Esprit Holdings Ltd.	418,700	541,298
Hang Seng Bank Ltd.	47,400	761,232
HKT Trust	330,000	398,643
Hong Kong & China Gas Co., Ltd.	248,833	539,656
Hong Kong Exchanges and Clearing Ltd.	32,300	696,049
Hongkong Land Holdings Ltd.	138,000	937,949
Hysan Development Co., Ltd.	72,000	332,207
Jardine Matheson Holdings Ltd.	14,800	881,913
Kerry Properties Ltd.	93,000	310,587
Link REIT	73,500	424,615
MTR Corp. Ltd.	166,500	653,974
PCCW Ltd.	588,000	370,299
Power Assets Holdings Ltd.	99,000	876,308
Swire Pacific Ltd., Class A	25,000	322,453
Techtronic Industries Co.	164,000	473,968
VTech Holdings Ltd.	60,000	737,168
Yue Yuen Industrial Holdings Ltd.	77,000	234,095

		12,727,150

Israel—5.0%
Bank Hapoalim BM	68,329	385,270
Bank Leumi Le-Israel BM (b)	137,985	558,860
Bezeq The Israeli Telecommunication Corp., Ltd.	402,080	694,080
Israel Chemicals Ltd.	100,430	721,436
Mizrahi Tefahot Bank Ltd.	50,783	607,049
Teva Pharmaceutical Industries Ltd.	27,388	1,474,027

		4,440,722

Japan—17.8%
ABC-Mart, Inc.	6,700	342,197
ANA Holdings, Inc.	200,000	464,908
Aozora Bank Ltd.	331,000	1,119,247
Bandai Namco Holdings, Inc.	19,400	499,089
Canon, Inc.	29,400	956,556
Coca-Cola West Co., Ltd.	20,900	304,322
Eisai Co., Ltd.	11,500	465,154
FamilyMart Co., Ltd.	27,900	1,064,769
Hikari Tsushin, Inc.	6,900	490,093
Japan Airlines Co., Ltd.	8,400	229,846
Lawson, Inc.	4,800	335,823
McDonald’s Holdings Co. Japan Ltd.	9,700	239,871
Mitsubishi UFJ Financial Group, Inc.	40,100	225,992
NH Foods Ltd.	11,000	233,289
Nitori Holdings Co., Ltd.	4,300	266,408
NTT DoCoMo, Inc.	16,500	276,346
Oriental Land Co., Ltd.	5,800	1,096,066
Osaka Gas Co., Ltd.	134,000	538,075
Otsuka Corp.	7,800	310,566

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Otsuka Holdings Co., Ltd.	9,100	$313,661
Pigeon Corp.	5,100	288,989
Sankyo Co., Ltd.	22,100	792,017
Sawai Pharmaceutical Co., Ltd.	4,900	281,915
SCSK Corp.	10,600	285,068
Shimamura Co., Ltd.	2,400	220,579
Square Enix Holdings Co., Ltd.	25,800	547,527
Sumitomo Heavy Industries Ltd.	64,000	360,046
Suntory Beverage & Food Ltd.	8,100	286,835
Takeda Pharmaceutical Co., Ltd.	18,400	799,920
Tokyo Gas Co., Ltd.	124,000	696,771
Tsuruha Holdings, Inc.	5,000	278,114
Unicharm Corp.	13,200	300,846
Yahoo Japan Corp.	58,600	222,806
Yamazaki Baking Co., Ltd.	28,000	360,373
Zenkoku Hosho Co., Ltd.	9,500	265,056

		15,759,140

Netherlands—3.1%
Koninklijke DSM NV	19,800	1,220,838
Nutreco NV	25,905	941,390
Reed Elsevier NV	25,074	568,838
		2,731,066
New Zealand—1.8%
Auckland International Airport Ltd.	126,000	378,536
Sky Network Television Ltd.	147,056	722,816
SKYCITY Entertainment Group Ltd.	91,170	259,717
Spark New Zealand Ltd.	96,493	223,622

		1,584,691

Norway—0.3%
Subsea 7 S.A.	19,876	283,843

Singapore—11.5%
CapitaCommercial Trust REIT	580,000	724,745
CapitaMall Trust REIT	471,000	704,880
ComfortDelGro Corp., Ltd.	486,000	912,918
DBS Group Holdings Ltd.	38,000	548,056
Hutchison Port Holdings Trust UNIT	1,941,000	1,357,654
Keppel Corp., Ltd.	218,000	1,793,128
Sembcorp Industries Ltd.	108,000	438,237
Singapore Airlines Ltd.	153,000	1,179,243
Singapore Post Ltd.	168,000	236,247
Singapore Press Holdings Ltd.	376,000	1,237,411
StarHub Ltd.	260,000	839,173
Suntec Real Estate Investment Trust REIT	189,000	260,555

		10,232,247

Spain—1.8%
Ebro Foods S.A.	12,962	245,512
Enagas S.A.	18,405	591,886
Viscofan S.A.	13,362	731,930

		1,569,328

Sweden—0.7%
Meda AB, Class A	27,098	379,749
Swedish Match AB	6,888	222,838

		602,587

	Shares	Value*

Switzerland—4.8%
Chocoladefabriken Lindt & Sprungli AG	45	$224,882
Nestle S.A.	4,736	348,053
Novartis AG	5,567	524,235
Partners Group Holding AG	1,537	403,976
Roche Holdings AG	1,461	431,438
Swisscom AG	2,198	1,245,898
Transocean Ltd.	33,186	1,067,398

		4,245,880

United Kingdom—12.3%
BP PLC	295,085	2,158,646
Centrica PLC	269,361	1,342,481
GlaxoSmithKline PLC	20,034	457,659
Imperial Tobacco Group PLC	13,655	587,929
Pennon Group PLC	54,902	701,647
Randgold Resources Ltd.	36,223	2,455,624
Royal Dutch Shell PLC, Class A	18,490	706,695
Royal Dutch Shell PLC, Class B	16,804	664,329
Serco Group PLC	48,955	227,059
SSE PLC	37,314	934,355
United Utilities Group PLC	23,604	308,334
WM Morrison Supermarkets PLC	121,041	329,350

		10,874,108

Total Common Stock (cost—$84,486,984)		87,126,452

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $982,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $1,004,806 including accrued interest (cost—$982,000)	$982	982,000

Total Investments (cost—$85,468,984) (a)—99.4%		88,108,452

Other assets less liabilities—0.6%		511,740

Net Assets—100.0%		$88,620,192

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $77,491,969, representing 87.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Managed Volatility Fund

September 30, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Media	7.2%
Pharmaceuticals	5.8%
Health Care Providers & Services	5.8%
Electric Utilities	5.4%
Oil, Gas & Consumable Fuels	4.9%
Banks	4.8%
Diversified Telecommunication Services	4.6%
Industrial Conglomerates	3.5%
Food Products	3.5%
Metals & Mining	3.5%
Gas Utilities	3.3%
Real Estate Investment Trust	3.2%
Chemicals	2.9%
Transportation Infrastructure	2.7%
Food & Staples Retailing	2.7%
Multi-Utilities	2.4%
Software	2.3%
Real Estate Management & Development	2.3%
Airlines	2.1%
Hotels, Restaurants & Leisure	2.1%
Specialty Retail	2.1%
Beverages	2.0%
Machinery	1.8%
Road & Rail	1.7%
Energy Equipment & Services	1.5%
Leisure Equipment & Products	1.5%
Technology Hardware, Storage & Peripherals	1.4%
Wireless Telecommunication Services	1.3%
Water Utilities	1.1%
Diversified Financial Services	1.1%
Insurance	1.0%
Tobacco	1.0%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.8%
IT Services	0.6%
Household Products	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Capital Markets	0.5%
Biotechnology	0.3%
Air Freight & Logistics	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Commercial Services & Supplies	0.3%
Internet Software & Services	0.3%
Repurchase Agreements	1.1%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.6%

Aerospace & Defense—1.7%
BE Aerospace, Inc. (a)	67,335	$5,652,100

Airlines—2.4%
United Continental Holdings, Inc. (a)	169,730	7,941,667

Auto Components—1.7%
Delphi Automotive PLC	91,745	5,627,638

Banks—1.6%
First Republic Bank	107,195	5,293,289

Biotechnology—4.0%
Incyte Corp., Ltd. (a)	45,600	2,236,680
Medivation, Inc. (a)	33,495	3,311,651
Vertex Pharmaceuticals, Inc. (a)	66,620	7,482,092

		13,030,423

Capital Markets—3.0%
Ameriprise Financial, Inc.	37,165	4,585,418
SEI Investments Co.	141,130	5,103,261

		9,688,679

Chemicals—5.4%
Airgas, Inc.	36,910	4,084,091
International Flavors & Fragrances, Inc.	55,715	5,341,954
Sherwin-Williams Co.	36,735	8,044,598

		17,470,643

Communications Equipment—1.8%
Palo Alto Networks, Inc. (a)	59,355	5,822,726

Construction Materials—1.2%
Vulcan Materials Co.	62,775	3,780,938

Diversified Financial Services—1.5%
McGraw Hill Financial, Inc.	56,395	4,762,558

Electrical Equipment—2.4%
AMETEK, Inc.	158,605	7,963,557

Energy Equipment & Services—2.5%
Patterson-UTI Energy, Inc.	100,985	3,285,042
Weatherford International PLC (a)	228,865	4,760,392

		8,045,434

Food Products—2.4%
Hershey Co.	82,415	7,864,863

Health Care Equipment & Supplies—3.8%
Boston Scientific Corp. (a)	324,075	3,827,325
Cooper Cos., Inc.	33,440	5,208,280
Insulet Corp. (a)	88,395	3,257,356

		12,292,961

Health Care Providers & Services—3.2%
Cardinal Health, Inc.	81,415	6,099,612
Team Health Holdings, Inc. (a)	76,190	4,418,258

		10,517,870

	Shares	Value*

Hotels, Restaurants & Leisure—7.0%
Chipotle Mexican Grill, Inc. (a)	7,685	$5,122,744
Dunkin’ Brands Group, Inc.	99,355	4,453,091
Royal Caribbean Cruises Ltd.	59,355	3,993,998
Starwood Hotels & Resorts Worldwide, Inc.	70,510	5,867,137
Wynn Resorts Ltd.	18,600	3,479,688

		22,916,658

Household Durables—3.7%
Harman International Industries, Inc.	52,020	5,100,041
Newell Rubbermaid, Inc.	203,185	6,991,596

		12,091,637

Internet & Catalog Retail—1.4%
HomeAway, Inc. (a)	131,220	4,658,310

Internet Software & Services—3.0%
Equinix, Inc. (a)	24,310	5,165,389
Yelp, Inc. (a)	66,540	4,541,355

		9,706,744

IT Services—1.5%
Fidelity National Information Services, Inc.	88,040	4,956,652

Life Sciences Tools & Services—2.7%
PerkinElmer, Inc.	90,345	3,939,042
Quintiles Transnational Holdings, Inc. (a)	86,625	4,831,943

		8,770,985

Machinery—4.2%
Colfax Corp. (a)	71,295	4,061,676
ITT Corp.	100,165	4,501,415
WABCO Holdings, Inc. (a)	56,115	5,103,659

		13,666,750

Media—2.9%
AMC Networks, Inc., Class A (a)	75,655	4,419,765
Scripps Networks Interactive, Inc., Class A	63,300	4,943,097

		9,362,862

Metals & Mining—1.7%
Constellium NV, Class A (a)	221,595	5,453,453

Multi-line Retail—1.7%
Dollar Tree, Inc. (a)	99,935	5,603,355

Oil, Gas & Consumable Fuels—2.9%
Concho Resources, Inc. (a)	43,560	5,461,988
Whiting Petroleum Corp. (a)	51,665	4,006,621

		9,468,609

Pharmaceuticals—3.7%
Endo International PLC (a)	98,770	6,749,942
Salix Pharmaceuticals Ltd. (a)	33,880	5,293,411

		12,043,353

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Professional Services—2.6%
Nielsen NV	105,140	$4,660,856
Towers Watson & Co., Class A	38,055	3,786,473

		8,447,329

Real Estate Management & Development—1.7%
CBRE Group, Inc., Class A (a)	181,490	5,397,513

Road & Rail—3.1%
Kansas City Southern	41,490	5,028,588
Swift Transportation Co. (a)	248,875	5,221,397

		10,249,985

Semiconductors & Semiconductor Equipment—7.3%
Atmel Corp. (a)	563,335	4,551,747
Avago Technologies Ltd.	64,245	5,589,315
Broadcom Corp., Class A	133,180	5,383,135
Lam Research Corp.	56,900	4,250,430
NXP Semiconductor NV (a)	57,860	3,959,360

		23,733,987

Software—2.2%
Aspen Technology, Inc. (a)	122,985	4,638,994
Splunk, Inc. (a)	48,240	2,670,567

		7,309,561

Specialty Retail—3.9%
Advance Auto Parts, Inc.	52,715	6,868,764
Tractor Supply Co.	97,550	6,000,301

		12,869,065

Technology Hardware, Storage & Peripherals—1.1%
Western Digital Corp.	38,640	3,760,445

Textiles, Apparel & Luxury Goods—2.7%
Deckers Outdoor Corp. (a)	51,205	4,976,102
Kate Spade & Co. (a)	144,375	3,786,956

		8,763,058

Total Common Stock (cost—$286,611,318)		324,985,657

	Principal Amount (000s)
Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $1,535,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $1,567,081 including accrued interest (cost—$1,535,000)	$1,535	1,535,000

Total Investments (cost—$288,146,318)—100.1%		326,520,657

Liabilities in excess of other assets—(0.1)%		(437,156)

Net Assets—100.0%		$326,083,501

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ All-Cap Value Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Aerospace & Defense—2.8%
Northrop Grumman Corp.	5,300	$698,328

Automobiles—2.1%
Ford Motor Co.	35,600	526,524

Banks—13.7%
Bank of America Corp.	20,500	349,525
Citigroup, Inc.	6,000	310,920
Fifth Third Bancorp	27,800	556,556
JPMorgan Chase & Co.	10,600	638,544
Old National Bancorp	20,100	260,697
PNC Financial Services Group, Inc.	7,200	616,176
Wells Fargo & Co.	12,700	658,749

		3,391,167

Beverages—1.4%
Molson Coors Brewing Co., Class B	4,700	349,868

Capital Markets—2.6%
Ameriprise Financial, Inc.	5,200	641,576

Chemicals—1.4%
EI du Pont de Nemours & Co.	4,900	351,624

Commercial Services & Supplies—1.4%
Republic Services, Inc.	8,600	335,572

Communications Equipment—1.4%
Cisco Systems, Inc.	14,000	352,380

Consumer Finance—2.7%
Capital One Financial Corp.	3,900	318,318
Navient Corp.	19,100	338,261

		656,579

Diversified Telecommunication Services—3.4%
AT&T, Inc.	14,400	507,456
Verizon Communications, Inc.	6,600	329,934

		837,390

Electronic Equipment, Instruments & Components—1.1%
Avnet, Inc.	6,800	282,200

Food & Staples Retailing—2.6%
Kroger Co.	6,900	358,800
Wal-Mart Stores, Inc.	3,700	282,939

		641,739

Food Products—2.6%
Ingredion, Inc.	8,500	644,215

Gas Utilities—2.6%
UGI Corp.	19,050	649,415

Health Care Equipment & Supplies—3.9%
Medtronic, Inc.	10,300	638,085
Zimmer Holdings, Inc.	3,300	331,815

		969,900

Health Care Providers & Services—1.3%
Cigna Corp.	3,533	320,408

Household Durables—2.6%
Whirlpool Corp.	4,400	640,860

Independent Power Producers & Energy Traders—1.1%
AES Corp.	19,900	282,182

Industrial Conglomerates—2.4%
General Electric Co.	22,800	584,136

Insurance—5.3%
Allstate Corp.	11,200	687,344
MetLife, Inc.	5,600	300,832
Reinsurance Group of America, Inc.	4,200	336,546

		1,324,722

	Shares	Value*

IT Services—2.7%
Xerox Corp.	51,100	$676,053

Machinery—5.0%
Crane Co.	4,200	265,482
Hillenbrand, Inc.	9,200	284,188
Trinity Industries, Inc.	14,500	677,440

		1,227,110

Metals & Mining—1.8%
Reliance Steel & Aluminum Co.	3,900	266,760
Yamana Gold, Inc.	30,200	181,200

		447,960

Oil, Gas & Consumable Fuels—11.1%
Chevron Corp.	4,600	548,872
ConocoPhillips	6,400	489,728
Devon Energy Corp.	4,300	293,174
HollyFrontier Corp.	5,224	228,184
Murphy Oil Corp.	4,700	267,477
Royal Dutch Shell PLC ADR	4,200	319,746
Total S.A. ADR	9,400	605,830

		2,753,011

Paper & Forest Products—2.3%
International Paper Co.	12,000	572,880

Pharmaceuticals—6.9%
GlaxoSmithKline PLC ADR	5,600	257,432
Merck & Co., Inc.	10,400	616,512
Pfizer, Inc.	17,000	502,690
Teva Pharmaceutical Industries Ltd. ADR	6,000	322,500

		1,699,134

Real Estate Investment Trust—1.3%
CBL & Associates Properties, Inc.	17,900	320,410

Road & Rail—1.6%
Norfolk Southern Corp.	3,500	390,600

Semiconductors & Semiconductor Equipment—1.7%
Intel Corp.	11,800	410,876

Software—3.9%
CA, Inc.	10,100	282,194
Microsoft Corp.	14,800	686,128

		968,322

Technology Hardware, Storage & Peripherals—2.7%
Hewlett-Packard Co.	18,500	656,195

Total Common Stock (cost—$18,472,100)		24,603,336

	Principal Amount (000s)
Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $259,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $265,519 including accrued interest (cost—$259,000)	$259	259,000

Total Investments (cost—$18,731,100)—100.4%		24,862,336

Liabilities in excess of other assets—(0.4)%		(100,065)

Net Assets—100.0%		$24,762,271

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Aerospace & Defense—3.9%
Lockheed Martin Corp.	984,900	$180,020,022
Northrop Grumman Corp.	1,322,300	174,226,248

		354,246,270

Automobiles—3.4%
Ford Motor Co.	20,632,300	305,151,717

Banks—13.5%
Citigroup, Inc.	3,465,900	179,602,938
Fifth Third Bancorp	7,916,200	158,482,324
JPMorgan Chase & Co.	5,780,400	348,211,296
PNC Financial Services Group, Inc.	2,098,878	179,621,979
Wells Fargo & Co.	6,836,600	354,614,442

		1,220,532,979

Capital Markets—1.9%
Ameriprise Financial, Inc.	1,401,341	172,897,453

Chemicals—1.9%
EI du Pont de Nemours & Co.	2,448,200	175,682,832

Communications Equipment—3.4%
Cisco Systems, Inc.	6,989,400	175,923,198
Harris Corp.	2,016,800	133,915,520

		309,838,718

Consumer Finance—2.1%
Navient Corp.	10,843,900	192,045,469

Diversified Telecommunication Services—6.4%
AT&T, Inc.	10,920,557	384,840,429
Verizon Communications, Inc.	3,831,600	191,541,684

		576,382,113

Electric Utilities—2.0%
American Electric Power Co., Inc.	3,429,500	179,054,195

Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	2,238,200	171,155,154

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	2,462,500	176,733,625

Health Care Providers & Services—2.0%
WellPoint, Inc.	1,509,300	180,542,466

Industrial Conglomerates—2.0%
General Electric Co.	7,050,500	180,633,810

Insurance—8.0%
Allstate Corp.	3,012,400	184,870,988
MetLife, Inc.	6,650,300	357,254,116
Travelers Cos., Inc.	1,924,900	180,825,106

		722,950,210

IT Services—2.0%
Xerox Corp.	13,975,500	184,895,865

Metals & Mining—1.7%
Barrick Gold Corp.	10,404,900	152,535,834

Multi-line Retail—1.9%
Macy’s, Inc.	3,023,900	175,930,502

	Shares	Value*

Multi-Utilities—2.1%
Public Service Enterprise Group, Inc.	5,074,100	$188,959,484

Oil, Gas & Consumable Fuels—15.3%
Chevron Corp.	1,521,300	181,521,516
ConocoPhillips	4,488,700	343,475,324
Marathon Oil Corp.	4,806,800	180,687,612
Occidental Petroleum Corp.	1,843,400	177,242,910
Royal Dutch Shell PLC ADR	2,291,700	174,467,121
Total S.A. ADR	5,114,500	329,629,525

		1,387,024,008

Paper & Forest Products—2.0%
International Paper Co.	3,737,300	178,418,702

Pharmaceuticals—10.2%
GlaxoSmithKline PLC ADR	4,076,200	187,382,914
Johnson & Johnson	1,622,700	172,963,593
Merck & Co., Inc.	2,894,000	171,556,320
Pfizer, Inc.	6,633,500	196,152,595
Teva Pharmaceutical Industries Ltd. ADR	3,572,200	192,005,750

		920,061,172

Road & Rail—1.9%
Norfolk Southern Corp.	1,570,294	175,244,810

Semiconductors & Semiconductor Equipment—2.0%
Intel Corp.	5,236,274	182,327,061

Software—4.0%
CA, Inc.	6,481,900	181,104,286
Microsoft Corp.	3,885,150	180,115,554

		361,219,840

Total Common Stock (cost—$6,845,666,954)		8,824,464,289

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $237,421,000; collateralized by U.S. Treasury Notes, 2.00%—2.625%, due 11/15/20—2/28/21, valued at $242,171,640 including accrued interest (cost—$237,421,000)	$237,421	237,421,000

Total Investments (cost—$7,083,087,954)—100.0%		9,061,885,289

Liabilities in excess of other assets—(0.0)%		(137,255)

Net Assets—100.0%		$9,061,748,034

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.8%

Australia—3.0%
Australia & New Zealand Banking Group Ltd. ADR	1,963,300	$53,136,715
Beach Energy Ltd.	26,994,259	33,266,777

		86,403,492

Brazil—6.5%
Banco Bradesco S.A. ADR	3,000,960	42,763,680
Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,857,000	55,610,270
Cia Paranaense de Energia, Class P ADR	2,500,000	34,175,000
Vale S.A. ADR	5,039,100	55,480,491

		188,029,441

Canada—6.5%
Magna International, Inc.	277,800	26,365,998
Manulife Financial Corp.	2,933,900	56,477,575
Methanex Corp.	364,800	24,368,640
Open Text Corp.	564,700	31,295,674
Toronto-Dominion Bank	1,023,600	50,555,604

		189,063,491

China—8.3%
Anhui Conch Cement Co., Ltd., Class H	18,445,500	58,627,343
China Construction Bank Corp., Class H	92,534,500	64,832,258
China Mobile Ltd.	4,916,100	57,466,526
China Petroleum & Chemical Corp., Class H	68,580,260	59,983,194

		240,909,321

Denmark—1.7%
Carlsberg A/S, Class B	564,700	50,152,476

France—3.9%
Cap Gemini S.A.	332,764	23,863,688
Orange S.A. ADR	1,944,000	28,654,560
Sanofi	507,515	57,385,031
Technip S.A.	55,613	4,678,822

		114,582,101

Germany—2.8%
Deutsche Boerse AG	393,710	26,437,894
Siemens AG	454,992	54,140,425

		80,578,319

Hong Kong—2.2%
BOC Hong Kong Holdings Ltd.	20,299,400	64,620,897

India—0.9%
Tata Motors Ltd. ADR	589,900	25,784,529

Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	13,807,500	11,813,146

Ireland—1.0%
Smurfit Kappa Group PLC	1,371,365	29,974,197

Israel—3.9%
Israel Chemicals Ltd.	3,785,804	27,195,230
Teva Pharmaceutical Industries Ltd. ADR	1,609,500	86,510,625

		113,705,855

Japan—10.3%
Hitachi Ltd.	7,814,100	59,699,968
Isuzu Motors Ltd.	4,357,900	61,631,113
Komatsu Ltd.	1,454,400	33,612,842
Mitsui & Co., Ltd. ADR	189,500	59,764,510

	Shares	Value*

Mizuho Financial Group, Inc.	29,761,300	$53,129,621
Nitto Denko Corp. ADR	1,158,300	31,795,335

		299,633,389

Norway—2.9%
Statoil ASA ADR	2,003,100	54,404,196
Telenor ASA	1,415,900	31,075,432

		85,479,628

Russian Federation—4.0%
Lukoil OAO ADR	1,273,100	64,800,790
Mobile Telesystems OJSC ADR	2,002,100	29,911,374
Sberbank of Russia ADR	2,929,300	23,047,732

		117,759,896

Singapore—4.1%
Golden Agri-Resources Ltd.	152,685,400	61,687,678
United Overseas Bank Ltd. ADR	1,614,600	56,817,774

		118,505,452

South Africa—3.1%
Sasol Ltd. ADR	1,627,400	88,677,026

Sweden—0.9%
Svenska Cellulosa AB SCA ADR	1,097,100	26,045,154

Switzerland—3.3%
Zurich Insurance Group AG ADR (b)	3,194,000	95,209,946

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,327,800	26,795,004

Turkey—1.0%
KOC Holding AS ADR	1,273,639	29,395,588

United Kingdom—21.3%
BAE Systems PLC ADR	1,844,900	56,583,083
Barclays PLC	9,668,469	35,562,360
British Sky Broadcasting Group PLC	2,204,161	31,438,257
Centrica PLC	11,746,100	58,541,925
HSBC Holdings PLC	9,077,080	92,234,811
Imperial Tobacco Group PLC	1,346,682	57,982,652
Marks & Spencer Group PLC ADR	2,140,100	28,099,513
Persimmon PLC (b)	3,229,827	69,498,128
Rio Tinto PLC ADR	1,150,300	56,571,754
Royal Dutch Shell PLC ADR	1,178,200	89,696,366
Sage Group PLC ADR	1,013,734	23,903,848
TESCO PLC	6,994,185	20,893,445

		621,006,142

United States—3.9%
Axis Capital Holdings Ltd.	1,186,000	56,133,380
Ensco PLC, Class A	748,500	30,920,535
RenaissanceRe Holdings Ltd.	271,500	27,147,285

		114,201,200

Total Common Stock (cost—$2,647,758,408)		2,818,325,690

PREFERRED STOCK—1.9%

Germany—1.9%
Volkswagen AG (cost—$56,481,128)	269,660	55,686,951

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2014 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $64,251,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $65,536,275 including accrued interest (cost—$64,251,000)	$64,251	$64,251,000

Total Investments (cost—$2,768,490,536) (a)—100.9%		2,938,263,641

Liabilities in excess of other assets—(0.9)%		(24,768,825)

Net Assets—100.0%		$2,913,494,816

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,330,621,119, representing 45.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	18.8%
Oil, Gas & Consumable Fuels	13.6%
Insurance	8.1%
Pharmaceuticals	5.0%
Automobiles	4.9%
Metals & Mining	3.8%
Wireless Telecommunication Services	3.0%
Industrial Conglomerates	2.9%
Chemicals	2.8%
Household Durables	2.4%
Food Products	2.1%
Trading Companies & Distributors	2.1%
Diversified Telecommunication Services	2.0%
Electronic Equipment, Instruments & Components	2.0%
Construction Materials	2.0%
Multi-Utilities	2.0%
Tobacco	2.0%
Aerospace & Defense	1.9%
Water Utilities	1.9%
Software	1.9%
Beverages	1.7%
Energy Equipment & Services	1.2%
Electric Utilities	1.2%
Machinery	1.2%
Media	1.1%
Containers & Packaging	1.0%
Multi-line Retail	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Diversified Financial Services	0.9%
Auto Components	0.9%
Household Products	0.9%
IT Services	0.8%
Food & Staples Retailing	0.7%
Repurchase Agreements	2.2%
Liabilities in excess of other assets	(0.9)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—4.1%
Lockheed Martin Corp.	46,900	$8,572,382
Northrop Grumman Corp.	169,800	22,372,848

		30,945,230

Automobiles—2.4%
Ford Motor Co.	1,244,000	18,398,760

Banks—13.8%
Bank of America Corp.	925,400	15,778,070
Citigroup, Inc.	275,400	14,271,228
Fifth Third Bancorp	672,915	13,471,758
JPMorgan Chase & Co.	386,100	23,258,664
PNC Financial Services Group, Inc.	178,100	15,241,798
Wells Fargo & Co.	436,100	22,620,507

		104,642,025

Beverages—1.3%
Molson Coors Brewing Co., Class B	126,700	9,431,548

Capital Markets—2.0%
Goldman Sachs Group, Inc.	42,700	7,838,439
State Street Corp.	103,100	7,589,191

		15,427,630

Chemicals—1.0%
Eastman Chemical Co.	93,300	7,547,037

Communications Equipment—2.1%
Cisco Systems, Inc.	631,000	15,882,270

Consumer Finance—3.5%
Capital One Financial Corp.	200,700	16,381,134
Navient Corp.	577,200	10,222,212

		26,603,346

Diversified Telecommunication Services—3.9%
AT&T, Inc.	379,600	13,377,104
Verizon Communications, Inc.	322,200	16,106,778

		29,483,882

Electric Utilities—2.9%
American Electric Power Co., Inc.	281,200	14,681,452
PPL Corp.	224,100	7,359,444

		22,040,896

Food & Staples Retailing—2.1%
Kroger Co.	170,500	8,866,000
Walgreen Co.	115,600	6,851,612

		15,717,612

Food Products—1.1%
ConAgra Foods, Inc.	250,200	8,266,608

	Shares	Value*

Health Care Equipment & Supplies—2.0%
Medtronic, Inc.	243,600	$15,091,020

Health Care Providers & Services—2.1%
Cigna Corp.	83,761	7,596,285
WellPoint, Inc.	69,400	8,301,628

		15,897,913

Household Durables—1.0%
Whirlpool Corp.	51,000	7,428,150

Industrial Conglomerates—2.8%
General Electric Co.	828,400	21,223,608

Insurance—6.0%
Allstate Corp.	375,000	23,013,750
MetLife, Inc.	270,500	14,531,260
Travelers Cos., Inc.	85,300	8,013,082

		45,558,092

IT Services—2.0%
Xerox Corp.	1,164,100	15,401,043

Machinery—0.9%
Deere & Co.	79,800	6,542,802

Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc.	222,700	7,271,155

Multi-line Retail—2.0%
Macy’s, Inc.	256,800	14,940,624

Multi-Utilities—1.0%
Public Service Enterprise Group, Inc.	209,500	7,801,780

Oil, Gas & Consumable Fuels—15.8%
Chevron Corp.	171,100	20,415,652
ConocoPhillips	290,800	22,252,016
Devon Energy Corp.	106,900	7,288,442
Exxon Mobil Corp.	76,900	7,232,445
HollyFrontier Corp.	268,023	11,707,245
Marathon Oil Corp.	387,300	14,558,607
Murphy Oil Corp.	117,400	6,681,234
Royal Dutch Shell PLC ADR	190,500	14,502,765
Total S.A. ADR	236,900	15,268,205

		119,906,611

Paper & Forest Products—1.9%
International Paper Co.	299,500	14,298,130

Pharmaceuticals—9.2%
Eli Lilly & Co.	136,500	8,852,025
GlaxoSmithKline PLC ADR	135,300	6,219,741

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Johnson & Johnson	152,400	$16,244,316
Merck & Co., Inc.	270,600	16,041,168
Pfizer, Inc.	484,300	14,320,751
Teva Pharmaceutical Industries Ltd. ADR	149,900	8,057,125

		69,735,126

Road & Rail—1.1%
Norfolk Southern Corp.	73,400	8,191,440

Semiconductors & Semiconductor Equipment—2.2%
Intel Corp.	485,600	16,908,592

Software—3.8%
CA, Inc.	442,606	12,366,412
Microsoft Corp.	354,700	16,443,892

		28,810,304

Technology Hardware, Storage & Peripherals—3.1%
Apple, Inc.	75,200	7,576,400
Hewlett-Packard Co.	452,454	16,048,543

		23,624,943

Tobacco—1.1%
Altria Group, Inc.	184,100	8,457,554

Total Common Stock (cost—$547,065,219)		751,475,731

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $1,181,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $1,206,382 including accrued interest (cost—$1,181,000)	$1,181	1,181,000

Total Investments (cost—$548,246,219)—99.4%		752,656,731

Other assets less liabilities—0.6%		4,544,095

Net Assets—100.0%		$757,200,826

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—95.7%

Aerospace & Defense—3.4%
Alliant Techsystems, Inc.	57,300	$7,313,772
L-3 Communications Holdings, Inc.	76,900	9,144,948
Northrop Grumman Corp.	71,900	9,473,544

		25,932,264

Airlines—1.2%
Southwest Airlines Co.	278,300	9,398,191

Auto Components—1.7%
Goodyear Tire & Rubber Co.	287,800	6,499,963
Magna International, Inc.	72,800	6,909,448

		13,409,411

Banks—5.9%
BB&T Corp.	206,300	7,676,423
BOK Financial Corp.	112,800	7,498,944
Fifth Third Bancorp	380,600	7,619,612
KeyCorp	612,200	8,160,626
National Bank of Canada	166,283	7,576,607
Regions Financial Corp.	710,900	7,137,436

		45,669,648

Beverages—3.0%
Coca-Cola Enterprises, Inc.	167,800	7,443,608
Dr. Pepper Snapple Group, Inc.	122,000	7,845,820
Molson Coors Brewing Co., Class B	110,000	8,188,400

		23,477,828

Capital Markets—5.0%
Ameriprise Financial, Inc.	73,400	9,056,092
Ares Capital Corp.	404,600	6,538,336
Carlyle Group L.P.	241,000	7,340,860
KKR & Co. L.P.	372,600	8,308,980
Oaktree Capital Group LLC	140,700	7,189,770

		38,434,038

Chemicals—5.1%
Agrium, Inc.	83,900	7,467,100
Ashland, Inc.	74,600	7,765,860
CF Industries Holdings, Inc.	31,026	8,663,080
Eastman Chemical Co.	91,400	7,393,346
Methanex Corp.	127,600	8,523,680

		39,813,066

Communications Equipment—1.7%
Brocade Communications Systems, Inc.	861,100	9,360,157
Harris Corp.	53,400	3,545,760

		12,905,917

Construction & Engineering—1.0%
Chicago Bridge & Iron Co. NV	133,800	7,740,330

Consumer Finance—1.3%
Discover Financial Services	152,300	9,806,597

Containers & Packaging—2.8%
Ball Corp.	129,100	8,168,157
Rexam PLC ADR	164,560	6,603,793
Rock-Tenn Co., Class A	150,600	7,165,548

		21,937,498

	Shares	Value*

Electric Utilities—3.1%
Entergy Corp.	101,200	$7,825,796
FirstEnergy Corp.	252,000	8,459,640
PPL Corp.	234,500	7,700,980

		23,986,416

Electrical Equipment—0.9%
Babcock & Wilcox Co.	250,400	6,933,576

Electronic Equipment, Instruments & Components—2.3%
Avnet, Inc.	178,600	7,411,900
Corning, Inc.	368,300	7,122,922
TE Connectivity Ltd.	64,200	3,549,618

		18,084,440

Energy Equipment & Services—0.8%
Ensco PLC, Class A	157,900	6,522,849

Food Products—5.3%
Archer-Daniels-Midland Co.	170,100	8,692,110
ConAgra Foods, Inc.	237,200	7,837,088
Ingredion, Inc.	125,300	9,496,487
Kellogg Co.	128,300	7,903,280
Tyson Foods, Inc., Class A	182,500	7,185,025

		41,113,990

Health Care Equipment & Supplies—1.9%
St. Jude Medical, Inc.	114,800	6,902,924
Zimmer Holdings, Inc.	75,900	7,631,745

		14,534,669

Health Care Providers & Services—2.9%
Cardinal Health, Inc.	104,900	7,859,108
Quest Diagnostics, Inc.	106,700	6,474,556
WellPoint, Inc.	65,000	7,775,300

		22,108,964

Hotels, Restaurants & Leisure—0.5%
International Game Technology	233,900	3,945,893

Household Durables—2.0%
Tupperware Brands Corp.	109,600	7,566,784
Whirlpool Corp.	54,200	7,894,230

		15,461,014

Household Products—1.0%
Energizer Holdings, Inc.	63,600	7,836,156

Insurance—9.3%
Allstate Corp.	140,800	8,640,896
Assurant, Inc.	119,800	7,703,140
Axis Capital Holdings Ltd.	169,800	8,036,634
Chubb Corp.	89,500	8,151,660
Hartford Financial Services Group, Inc.	211,800	7,889,550
HCC Insurance Holdings, Inc.	81,500	3,935,635
Lincoln National Corp.	144,400	7,736,952
Principal Financial Group, Inc.	74,700	3,919,509
Reinsurance Group of America, Inc.	98,400	7,884,792
Unum Group	230,500	7,924,590

		71,823,358

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

IT Services—1.0%
Xerox Corp.	613,600	$8,117,928

Machinery—4.8%
AGCO Corp.	134,600	6,118,916
Oshkosh Corp.	173,000	7,637,950
Parker Hannifin Corp.	62,300	7,111,545
Trinity Industries, Inc.	182,000	8,503,040
Valmont Industries, Inc.	55,300	7,461,629

		36,833,080

Media—2.0%
Gannett Co., Inc.	237,600	7,049,592
Shaw Communications, Inc., Class B	346,184	8,471,123

		15,520,715

Metals & Mining—1.6%
Silver Wheaton Corp.	308,500	6,148,405
Ternium S.A. ADR	257,500	6,192,875

		12,341,280

Multi-line Retail—1.0%
Kohl’s Corp.	128,800	7,860,664

Multi-Utilities—1.0%
SCANA Corp.	151,900	7,535,759

Oil, Gas & Consumable Fuels—9.8%
Alliance Resource Partners L.P.	157,094	6,729,907
Canadian Oil Sands Ltd.	379,518	7,001,064
Devon Energy Corp.	117,600	8,017,968
Encana Corp.	329,300	6,984,453
HollyFrontier Corp.	162,200	7,084,896
Marathon Oil Corp.	233,400	8,773,506
Marathon Petroleum Corp.	88,900	7,527,163
Murphy Oil Corp.	125,400	7,136,514
SM Energy Co.	106,300	8,291,400
Valero Energy Corp.	174,200	8,060,234

		75,607,105

Paper & Forest Products—1.0%
International Paper Co.	164,100	7,834,134

Real Estate Investment Trust—1.9%
Mid-America Apartment Communities, Inc.	107,500	7,057,375
Two Harbors Investment Corp.	767,700	7,423,659

		14,481,034

Road & Rail—2.3%
CSX Corp.	264,500	8,479,870
Norfolk Southern Corp.	86,400	9,642,240

		18,122,110

Semiconductors & Semiconductor Equipment—3.3%
Avago Technologies Ltd.	110,100	9,578,700
Broadcom Corp., Class A	197,600	7,986,992
Lam Research Corp.	106,200	7,933,140

		25,498,832

	Shares	Value*

Software—1.9%
Activision Blizzard, Inc.	343,400	$7,139,286
CA, Inc.	262,400	7,331,456

		14,470,742

Technology Hardware, Storage & Peripherals—1.0%
Seagate Technology PLC	135,200	7,742,904

Wireless Telecommunication Services—1.0%
Rogers Communications, Inc., Class B	204,400	7,648,648

Total Common Stock (cost-$581,099,661)		740,491,048

MUTUAL FUNDS—0.9%
Central Fund of Canada Ltd., Class A (cost—$8,098,853)	587,800	7,235,818

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $26,298,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $26,827,806 including accrued interest (cost—$26,298,000)	$26,298	26,298,000

Total Investments (cost—$615,496,514)—100.0%		774,024,866

Liabilities in excess of other assets—(0.0)%		(147,472)

Net Assets—100.0%		$773,877,394

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.3%

Aerospace & Defense—4.2%
AAR Corp. (a)	2,001,800	$48,343,470
Alliant Techsystems, Inc.	704,405	89,910,254
Cubic Corp.	603,569	28,247,029
Curtiss-Wright Corp.	509,484	33,585,186
Elbit Systems Ltd.	354,600	22,017,114
Triumph Group, Inc.	1,151,100	74,879,055

		296,982,108

Air Freight & Logistics—0.2%
Park-Ohio Holdings Corp.	306,100	14,649,946

Airlines—0.9%
Westjet Airlines Ltd. (a)	2,340,601	65,456,157

Auto Components—0.9%
Dana Holding Corp.	3,484,600	66,799,782

Automobiles—1.0%
Thor Industries, Inc.	1,431,600	73,727,400

Banks—9.4%
Boston Private Financial Holdings, Inc.	1,340,925	16,614,061
Canadian Western Bank	1,605,856	56,494,242
Community Trust Bancorp, Inc.	521,220	17,528,629
First Financial Bancorp	565,153	8,946,372
First Interstate Bancsystem, Inc. (a)	556,600	14,788,862
First Merchants Corp.	850,123	17,180,986
First Niagara Financial Group, Inc.	7,397,500	61,621,175
FirstMerit Corp.	3,871,000	68,129,600
Fulton Financial Corp.	6,537,029	72,430,281
International Bancshares Corp.	930,981	22,962,646
National Penn Bancshares, Inc.	3,109,383	30,192,109
Old National Bancorp	3,431,100	44,501,367
TCF Financial Corp.	2,318,265	36,002,655
Trustmark Corp.	2,080,301	47,919,733
Umpqua Holdings Corp.	3,950,300	65,061,441
Union Bankshares Corp.	719,800	16,627,380
Webster Financial Corp.	1,994,155	58,109,677
WesBanco, Inc.	424,591	12,988,239

		668,099,455

Chemicals—6.4%
A Schulman, Inc.	1,220,462	44,131,906
Cabot Corp.	1,668,400	84,704,668
Innophos Holdings, Inc. (a)	1,056,300	58,191,567
Methanex Corp.	1,077,284	71,962,571
Olin Corp. (a)	3,515,200	88,758,800
Rayonier Advanced Materials, Inc. (a)	2,099,400	69,091,254
Rentech Nitrogen Partners L.P.	1,091,429	13,577,377
Stepan Co.	537,661	23,861,395

		454,279,538

Commercial Services & Supplies—2.5%
Deluxe Corp.	1,054,643	58,174,108
Ennis, Inc. (a)	726,751	9,571,310
UniFirst Corp.	440,230	42,521,816
United Stationers, Inc.	1,164,177	43,738,130
West Corp.	816,629	24,057,890

		178,063,254

Consumer Finance—1.0%
Cash America International, Inc. (a)	1,658,191	72,628,766

	Shares	Value*

Containers & Packaging—2.5%
Rock-Tenn Co., Class A	1,151,800	$54,802,644
Silgan Holdings, Inc.	1,127,972	53,014,684
Sonoco Products Co.	1,760,950	69,187,725

		177,005,053

Diversified Telecommunication Services—0.2%
Inteliquent, Inc.	1,190,010	14,815,625

Electric Utilities—1.5%
El Paso Electric Co.	964,565	35,254,851
Great Plains Energy, Inc.	3,075,000	74,322,750

		109,577,601

Electrical Equipment—2.4%
AZZ, Inc.	529,100	22,100,507
Babcock & Wilcox Co.	2,694,917	74,622,252
EnerSys	1,226,200	71,904,368

		168,627,127

Electronic Equipment, Instruments & Components—1.5%
AVX Corp.	1,281,500	17,018,320
Belden, Inc.	1,373,855	87,954,197

		104,972,517

Energy Equipment & Services—5.1%
Atwood Oceanics, Inc. (b)	848,200	37,057,858
Bristow Group, Inc.	1,392,400	93,569,280
Ensign Energy Services, Inc.	1,808,700	23,756,397
Gulfmark Offshore, Inc., Class A	355,715	11,151,665
Precision Drilling Corp.	6,706,379	72,361,829
ShawCor Ltd.	1,383,332	69,787,275
Tidewater, Inc.	1,439,000	56,164,170

		363,848,474

Food & Staples Retailing—1.4%
Andersons, Inc. (a)	1,397,925	87,901,524
Weis Markets, Inc.	369,075	14,404,997

		102,306,521

Food Products—3.5%
Cal-Maine Foods, Inc. (a)	828,106	73,974,709
Ingredion, Inc.	1,377,200	104,377,988
Sanderson Farms, Inc. (a)	780,842	68,675,054

		247,027,751

Gas Utilities—1.4%
Laclede Group, Inc.	752,500	34,916,000
UGI Corp.	2,010,350	68,532,831

		103,448,831

Health Care Equipment & Supplies—2.2%
Analogic Corp.	84,414	5,399,119
STERIS Corp.	1,288,101	69,505,930
Teleflex, Inc.	804,600	84,515,184

		159,420,233

Health Care Providers & Services—1.0%
Ensign Group, Inc.	449,884	15,655,963
Select Medical Holdings Corp.	4,367,557	52,541,711

		68,197,674

Hotels, Restaurants & Leisure—1.6%
Cracker Barrel Old Country Store, Inc.	702,000	72,439,380
International Game Technology	2,271,900	38,326,953

		110,766,333

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Insurance—4.7%
Allied World Assurance Co. Holdings AG	2,016,268	$74,279,313
American Financial Group, Inc.	1,447,800	83,813,142
First American Financial Corp.	2,685,400	72,828,048
Montpelier Re Holdings Ltd. (a)	1,294,678	40,251,539
Symetra Financial Corp.	1,770,996	41,317,337
Universal Insurance Holdings, Inc. (a)	1,874,503	24,237,324

		336,726,703

Internet & Catalog Retail—0.2%
PetMed Express, Inc. (a)	1,211,575	16,477,420

Internet Software & Services—1.0%
j2 Global, Inc. (a)	1,489,531	73,523,250

IT Services—1.5%
Booz Allen Hamilton Holding Corp.	2,616,600	61,228,440
Convergys Corp.	860,400	15,332,328
CSG Systems International, Inc.	1,230,800	32,345,424

		108,906,192

Leisure Equipment & Products—1.5%
Arctic Cat, Inc. (a)	924,700	32,198,054
Sturm Ruger & Co., Inc. (a)	1,536,435	74,809,020

		107,007,074

Life Sciences Tools & Services—1.0%
PerkinElmer, Inc.	1,639,972	71,502,779

Machinery—6.1%
Crane Co.	1,412,500	89,284,125
Hillenbrand, Inc.	1,289,300	39,826,477
Kennametal, Inc.	2,032,600	83,966,706
Standex International Corp.	327,209	24,259,275
Trinity Industries, Inc.	2,199,670	102,768,583
Valmont Industries, Inc.	700,000	94,451,000

		434,556,166

Media—1.5%
Corus Entertainment, Inc., Class B	1,461,190	32,447,694
Meredith Corp. (a)	1,713,182	73,324,190

		105,771,884

Metals & Mining—4.8%
Commercial Metals Co. (a)	5,142,800	87,787,596
Hi-Crush Partners L.P.	855,508	44,109,992
HudBay Minerals, Inc.	6,498,764	55,532,097
Royal Gold, Inc.	1,361,155	88,393,406
Steel Dynamics, Inc.	3,068,500	69,378,785

		345,201,876

Oil, Gas & Consumable Fuels—7.6%
Alliance Resource Partners L.P.	1,099,000	47,081,160
CVR Energy, Inc.	1,288,118	57,617,518
Delek U.S. Holdings, Inc.	1,240,900	41,098,608
Golar LNG Partners L.P.	773,103	26,842,136
Green Plains, Inc.	795,950	29,760,570
LinnCo LLC	2,547,748	73,757,305
SandRidge Permian Trust (a)	2,073,343	20,132,161
Ship Finance International Ltd.	3,283,762	55,561,253
Western Refining, Inc.	2,308,100	96,917,119
World Fuel Services Corp.	2,327,788	92,925,297

		541,693,127

Paper & Forest Products—1.4%
Neenah Paper, Inc. (a)	880,113	47,068,443
Schweitzer-Mauduit International, Inc.	809,034	33,421,195
Western Forest Products, Inc.	10,250,636	20,502,187

		100,991,825

	Shares	Value*

Real Estate Investment Trust—5.7%
Altisource Residential Corp., Class B (a)	2,752,599	$66,062,376
Associated Estates Realty Corp.	2,083,000	36,473,330
Blackstone Mortgage Trust, Inc., Class A	2,064,300	55,942,530
CareTrust REIT, Inc. (b)	94,971	1,358,085
Franklin Street Properties Corp.	2,726,800	30,594,696
Home Properties, Inc.	627,000	36,516,480
Omega Healthcare Investors, Inc.	1,864,900	63,760,931
Retail Properties of America, Inc., Class A	3,767,901	55,124,392
Starwood Property Trust, Inc.	2,632,100	57,800,916

		403,633,736

Software—1.1%
Mentor Graphics Corp. (a)	3,723,794	76,319,158

Specialty Retail—2.2%
Buckle, Inc.	1,705,469	77,411,238
Group 1 Automotive, Inc.	816,501	59,367,788
Sonic Automotive, Inc., Class A	802,300	19,664,373

		156,443,399

Thrifts & Mortgage Finance—1.8%
Home Loan Servicing Solutions Ltd. (a)	3,326,800	70,494,892
Washington Federal, Inc.	2,955,300	60,169,908

		130,664,800

Tobacco—0.9%
Universal Corp. (a)	1,420,600	63,060,434

Trading Companies & Distributors—2.5%
Applied Industrial Technologies, Inc.	706,100	32,233,465
GATX Corp.	988,723	57,711,761
TAL International Group, Inc. (a)	1,346,320	55,535,700
Textainer Group Holdings Ltd.	974,472	30,325,569

		175,806,495

Total Common Stock (cost—$5,484,769,152)		6,868,986,464

MUTUAL FUNDS—0.5%

Central Fund of Canada Ltd., Class A (cost—$35,594,609)	2,894,900	35,636,219

	Principal Amount (000s)

Repurchase Agreements—4.6%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $327,788,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $334,345,375 including accrued interest (cost—$327,788,000)	$327,788	327,788,000

Total Investments (cost—$5,848,151,761)—101.4%		7,232,410,683

Liabilities in excess of other assets—(1.4)%		(97,662,813)

Net Assets—100.0%		$7,134,747,870

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Opportunity Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—0.6%
Alliant Techsystems, Inc.	4,035	$515,027

Air Freight & Logistics—0.8%
Park-Ohio Holdings Corp.	15,739	753,268

Auto Components—1.4%
Tower International, Inc. (b)	53,193	1,339,932

Banks—6.9%
Banc of California, Inc.	35,270	410,190
First Interstate Bancsystem, Inc. (a)	63,865	1,696,893
First Merchants Corp.	21,720	438,961
First NBC Bank Holding Co. (b)	27,739	908,452
Simmons First National Corp., Class A	49,831	1,919,490
Sterling Bancorp/DE	52,225	667,958
Wintrust Financial Corp.	8,495	379,472

		6,421,416

Commercial Services & Supplies—0.4%
Deluxe Corp.	6,660	367,366

Communications Equipment—2.6%
ARRIS Group, Inc. (b)	40,430	1,146,393
Oplink Communications, Inc.	76,970	1,294,635

		2,441,028

Consumer Finance—0.4%
Green Dot Corp., Class A (b)	18,950	400,603

Containers & Packaging—0.4%
Graphic Packaging Holding Co. (b)	29,680	368,922

Diversified Consumer Services—0.4%
Service Corp. International	18,535	391,830

Electric Utilities—0.4%
Unitil Corp.	10,810	336,083

Electronic Equipment, Instruments & Components—5.1%
AVX Corp.	39,970	530,802
Cognex Corp. (b)	8,240	331,825
DTS, Inc. (b)	30,750	776,437
Ingram Micro, Inc., Class A (b)	61,190	1,579,314
Methode Electronics, Inc.	21,600	796,392
Sanmina Corp. (b)	36,000	750,960

		4,765,730

Energy Equipment & Services—0.7%
Pioneer Energy Services Corp. (b)	48,310	677,306

Food & Staples Retailing—2.0%
Andersons, Inc. (a)	28,920	1,818,490

Food Products—2.5%
Cal-Maine Foods, Inc. (a)	25,610	2,287,741

	Shares	Value*

Health Care Equipment & Supplies—4.1%
Anika Therapeutics, Inc. (b)	14,509	$531,900
Greatbatch, Inc. (b)	39,463	1,681,519
OraSure Technologies, Inc. (b)	90,710	654,926
RTI Surgical, Inc. (b)	195,850	936,163

		3,804,508

Health Care Providers & Services—7.2%
Acadia Healthcare Co., Inc. (b)	29,230	1,417,655
Amsurg Corp. (b)	35,670	1,785,284
HealthSouth Corp.	17,630	650,547
MWI Veterinary Supply, Inc. (b)	3,186	472,802
Select Medical Holdings Corp.	55,060	662,372
VCA, Inc. (b)	44,806	1,762,220

		6,750,880

Hotels, Restaurants & Leisure—1.0%
Marriott Vacations Worldwide Corp. (b)	15,384	975,499

Insurance—1.7%
Symetra Financial Corp.	68,662	1,601,884

IT Services—2.1%
DST Systems, Inc.	19,561	1,641,559
VeriFone Systems, Inc. (b)	9,270	318,703

		1,960,262

Life Sciences Tools & Services—3.4%
Albany Molecular Research, Inc. (b)	82,310	1,816,582
Cambrex Corp. (b)	71,140	1,328,895

		3,145,477

Machinery—4.0%
Federal Signal Corp.	117,270	1,552,655
Greenbrier Cos., Inc.	24,690	1,811,752
Meritor, Inc. (b)	36,060	391,251

		3,755,658

Metals & Mining—2.4%
Century Aluminum Co. (b)	21,980	570,820
Gold Resource Corp.	66,280	339,354
Hi-Crush Partners L.P.	5,240	270,174
SunCoke Energy Partners L.P.	35,611	1,048,032

		2,228,380

Multi-line Retail—0.7%
JC Penney Co., Inc. (b)	60,450	606,918

Multi-Utilities—4.0%
Avista Corp.	34,700	1,059,391
Black Hills Corp.	12,330	590,360
NorthWestern Corp.	20,250	918,540
Vectren Corp.	29,610	1,181,439

		3,749,730

Oil, Gas & Consumable Fuels—5.1%
Abraxas Petroleum Corp. (b)	179,141	945,864
CVR Refining L.P.	16,170	376,438

Schedule of Investments

AllianzGI Opportunity Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Delek Logistics Partners L.P.	10,030	$408,321
Emerge Energy Services L.P.	10,470	1,207,191
Nordic American Tankers Ltd.	94,130	748,334
Oiltanking Partners L.P.	14,692	728,576
Teekay Tankers Ltd., Class A	87,590	326,711

		4,741,435

Pharmaceuticals—1.0%
Lannett Co., Inc. (b)	20,620	941,922

Professional Services—3.1%
Huron Consulting Group, Inc. (b)	20,380	1,242,569
Korn/Ferry International (b)	64,419	1,604,033

		2,846,602

Real Estate Investment Trust—11.1%
AG Mortgage Investment Trust, Inc.	17,980	320,044
Apollo Commercial Real Estate Finance, Inc.	21,490	337,608
Cedar Realty Trust, Inc.	156,150	921,285
CYS Investments, Inc.	191,520	1,578,125
FelCor Lodging Trust, Inc.	167,110	1,564,149
New Residential Investment Corp.	225,560	1,315,015
Pennsylvania Real Estate Investment Trust	20,868	416,108
Physicians Realty Trust	48,450	664,734
Ryman Hospitality Properties, Inc.	21,320	1,008,436
Strategic Hotels & Resorts, Inc. (b)	188,474	2,195,722

		10,321,226

Road & Rail—1.6%
Con-way, Inc.	16,530	785,175
PAM Transportation Services, Inc. (b)	20,060	727,175

		1,512,350

Semiconductors & Semiconductor Equipment—8.7%
Entegris, Inc. (b)	79,580	915,170
Fairchild Semiconductor International, Inc. (b)	117,180	1,819,805
Inphi Corp. (b)	113,360	1,630,117
Integrated Device Technology, Inc. (b)	79,950	1,275,202
OmniVision Technologies, Inc. (b)	16,260	430,240
RF Micro Devices, Inc. (b)	97,080	1,120,303
Silicon Motion Technology Corp. ADR	16,650	448,551
TriQuint Semiconductor, Inc. (b)	22,210	423,545

		8,062,933

Software—2.4%
Aspen Technology, Inc. (b)	8,583	323,751
Verint Systems, Inc. (b)	34,697	1,929,500

		2,253,251

Specialty Retail—2.5%
Finish Line, Inc., Class A	41,673	1,043,075
Lithia Motors, Inc., Class A	4,160	314,871
Penske Automotive Group, Inc.	23,714	962,551

		2,320,497

	Shares	Value*

Technology Hardware, Storage & Peripherals—1.6%
Super Micro Computer, Inc. (b)	49,366	$1,452,348

Textiles, Apparel & Luxury Goods—6.6%
Iconix Brand Group, Inc. (b)	44,000	1,625,360
Skechers U.S.A., Inc., Class A (b)	22,830	1,217,067
Tumi Holdings, Inc. (b)	83,490	1,699,022
Unifi, Inc. (b)	61,211	1,585,365

		6,126,814

Total Common Stock (cost—$90,382,551)		92,043,316

	Principal Amount (000s)
Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $1,993,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $2,035,644 including accrued interest (cost—$1,993,000)	$1,993	1,993,000

Total Investments (cost—$92,375,551)—101.0%		94,036,316

Liabilities in excess of other assets—(1.0)%		(932,982)

Net Assets—100.0%		$93,103,334

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Aerospace & Defense—0.8%
Alliant Techsystems, Inc.	130	$16,593
Astronics Corp. (b)	260	12,387
Curtiss-Wright Corp.	220	14,502
Kratos Defense & Security Solutions, Inc. (b)	350	2,296
Triumph Group, Inc.	30	1,952

		47,730

Air Freight & Logistics—1.0%
Forward Air Corp.	375	16,811
Park-Ohio Holdings Corp.	560	26,802
XPO Logistics, Inc. (b)	442	16,650

		60,263

Airlines—0.3%
Allegiant Travel Co.	35	4,328
Spirit Airlines, Inc. (b)	215	14,865

		19,193

Auto Components—2.0%
Cooper Tire & Rubber Co.	325	9,327
Cooper-Standard Holding, Inc. (b)	310	19,344
Gentherm, Inc. (b)	326	13,767
Motorcar Parts of America, Inc. (b)	650	17,686
Strattec Security Corp.	30	2,441
Tower International, Inc. (b)	2,362	59,499

		122,064

Banks—5.3%
Banc of California, Inc.	1,140	13,258
Banner Corp.	89	3,424
Cathay General Bancorp	490	12,167
CU Bancorp (b)	295	5,546
Eagle Bancorp, Inc. (b)	108	3,437
First Interstate Bancsystem, Inc. (a)	2,060	54,734
First Merchants Corp.	771	15,582
First NBC Bank Holding Co. (b)	915	29,966
HomeTrust Bancshares, Inc. (b)	1,590	23,230
National Bank Holdings Corp., Class A	430	8,222
Old Line Bancshares, Inc.	220	3,406
PrivateBancorp, Inc.	472	14,117
Simmons First National Corp., Class A	1,600	61,632
South State Corp.	176	9,842
Sterling Bancorp/DE	1,689	21,602
Texas Capital Bancshares, Inc. (b)	160	9,229
Trico Bancshares	165	3,732
Tristate Capital Holdings, Inc. (b)	450	4,081
Umpqua Holdings Corp.	560	9,223
Western Alliance Bancorp (b)	569	13,599
Wintrust Financial Corp.	240	10,721

		330,750

Biotechnology—1.2%
Amicus Therapeutics, Inc. (b)	480	2,856
Anacor Pharmaceuticals, Inc. (b)	80	1,958
Arrowhead Research Corp. (b)	140	2,068

	Shares	Value*

Cubist Pharmaceuticals, Inc. (b)	131	$8,690
Durata Therapeutics, Inc. (b)	115	1,458
Insmed, Inc. (b)	100	1,305
Insys Therapeutics, Inc. (b)	320	12,410
Keryx Biopharmaceuticals, Inc. (b)	613	8,429
Ligand Pharmaceuticals, Inc., Class B (b)	282	13,251
NPS Pharmaceuticals, Inc. (b)	299	7,774
Orexigen Therapeutics, Inc. (b)	252	1,073
Puma Biotechnology, Inc. (b)	25	5,964
Raptor Pharmaceutical Corp. (b)	137	1,314
Repligen Corp. (b)	270	5,376
Sangamo Biosciences, Inc. (b)	162	1,747
Sunesis Pharmaceuticals, Inc. (b)	150	1,071

		76,744

Building Products—0.2%
American Woodmark Corp. (b)	65	2,396
Builders FirstSource, Inc. (b)	411	2,240
Patrick Industries, Inc. (b)	127	5,380

		10,016

Capital Markets—0.7%
Actua Corp. (b)	808	12,944
Cowen Group, Inc., Class A (b)	725	2,719
Ellington Financial LLC	1,010	22,442
TCP Capital Corp.	470	7,553

		45,658

Chemicals—0.4%
Chemtura Corp. (b)	330	7,699
PolyOne Corp.	420	14,943
Terra Nitrogen Co. L.P.	30	4,332

		26,974

Commercial Services & Supplies—0.9%
ABM Industries, Inc.	125	3,211
ARC Document Solutions, Inc. (b)	360	2,916
Ceco Environmental Corp.	160	2,144
Covanta Holding Corp.	1,345	28,541
Deluxe Corp.	190	10,480
Matthews International Corp., Class A	50	2,195
Multi-Color Corp.	90	4,093

		53,580

Communications Equipment—2.3%
Applied Optoelectronics, Inc. (b)	136	2,190
ARRIS Group, Inc. (b)	1,651	46,814
Aruba Networks, Inc. (b)	500	10,790
CalAmp Corp. (b)	151	2,661
EchoStar Corp., Class A (b)	242	11,800
Mitel Networks Corp. (b)	330	3,019
Oplink Communications, Inc.	2,460	41,377
Polycom, Inc. (b)	825	10,135
ShoreTel, Inc. (b)	507	3,372
Ubiquiti Networks, Inc. (b)	216	8,106

		140,264

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Construction & Engineering—0.5%
Furmanite Corp. (b)	167	$1,129
Primoris Services Corp.	516	13,849
Tutor Perini Corp. (b)	575	15,180

		30,158

Construction Materials—0.3%
Eagle Materials, Inc.	133	13,543
U.S. Concrete, Inc. (b)	100	2,614

		16,157

Consumer Finance—0.4%
Green Dot Corp., Class A (b)	610	12,895
JG Wentworth Co.	150	1,859
Portfolio Recovery Associates, Inc. (b)	188	9,819

		24,573

Containers & Packaging—0.8%
Bemis Co., Inc.	320	12,166
Graphic Packaging Holding Co. (b)	950	11,809
Silgan Holdings, Inc.	535	25,145

		49,120

Distributors—0.3%
Core-Mark Holding Co., Inc.	372	19,731

Diversified Consumer Services—0.8%
Carriage Services, Inc.	137	2,374
Regis Corp.	170	2,713
Service Corp. International	785	16,595
Stonemor Partners L.P.	1,110	28,627

		50,309

Diversified Financial Services—0.2%
Texas Pacific Land Trust	75	14,433

Diversified Telecommunication Services—0.4%
8x8, Inc. (b)	977	6,527
Consolidated Communications Holdings, Inc.	180	4,509
inContact, Inc. (b)	353	3,069
Vonage Holdings Corp. (b)	2,644	8,672

		22,777

Electric Utilities—1.4%
ALLETE, Inc.	240	10,654
Empire District Electric Co.	820	19,803
Great Plains Energy, Inc.	240	5,801
Hawaiian Electric Industries, Inc.	460	12,213
Portland General Electric Co.	520	16,702
UIL Holdings Corp.	320	11,328
Unitil Corp.	310	9,638

		86,139

Electrical Equipment—0.1%
Enphase Energy, Inc. (b)	295	4,422

Electronic Equipment, Instruments & Components—3.0%
AVX Corp.	1,220	16,202
Cognex Corp. (b)	250	10,067
Control4 Corp. (b)	686	8,870

	Shares	Value*

Dolby Laboratories, Inc., Class A (b)	110	$4,597
DTS, Inc. (b)	980	24,745
Ingram Micro, Inc., Class A (b)	1,930	49,813
Methode Electronics, Inc.	1,061	39,119
Newport Corp. (b)	496	8,789
Sanmina Corp. (b)	1,150	23,989

		186,191

Energy Equipment & Services—0.5%
ION Geophysical Corp. (b)	3,178	8,867
Matrix Service Co. (b)	120	2,894
Pioneer Energy Services Corp. (b)	1,460	20,469

		32,230

Food & Staples Retailing—0.9%
Andersons, Inc. (a)	920	57,850

Food Products—2.1%
B&G Foods, Inc.	226	6,226
Boulder Brands, Inc. (b)	1,016	13,848
Cal-Maine Foods, Inc. (a)	865	77,270
Fresh Del Monte Produce, Inc.	410	13,079
J&J Snack Foods Corp.	60	5,614
Lancaster Colony Corp.	90	7,675
Sanderson Farms, Inc. (a)	70	6,157

		129,869

Gas Utilities—1.6%
Ferrellgas Partners LP	805	21,630
Laclede Group, Inc.	190	8,816
Northwest Natural Gas Co.	640	27,040
Questar Corp.	360	8,025
Star Gas Partners L.P.	1,000	5,710
Suburban Propane Partners L.P.	635	28,289

		99,510

Health Care Equipment & Supplies—3.1%
Anika Therapeutics, Inc. (b)	853	31,271
AtriCure, Inc. (b)	170	2,502
Cardiovascular Systems, Inc. (b)	113	2,670
Cynosure, Inc., Class A (b)	456	9,576
Endologix, Inc. (b)	366	3,880
Globus Medical, Inc., Class A (b)	484	9,520
Greatbatch, Inc. (b)	1,270	54,115
ICU Medical, Inc. (b)	40	2,567
Inogen, Inc. (b)	167	3,442
LDR Holding Corp. (b)	200	6,226
OraSure Technologies, Inc. (b)	2,750	19,855
RTI Surgical, Inc. (b)	6,380	30,496
Spectranetics Corp. (b)	117	3,109
Staar Surgical Co. (b)	216	2,296
SurModics, Inc. (b)	103	1,871
Tornier NV (b)	140	3,346
Trinity Biotech PLC ADR	152	2,777
Vascular Solutions, Inc. (b)	80	1,976

		191,495

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Health Care Providers & Services—5.5%
Acadia Healthcare Co., Inc. (b)	1,250	$60,625
Amsurg Corp. (b)	1,150	57,558
BioTelemetry, Inc. (b)	300	2,013
Capital Senior Living Corp. (b)	153	3,248
Centene Corp. (b)	145	11,993
Chemed Corp.	20	2,058
Cross Country Healthcare, Inc. (b)	280	2,601
ExamWorks Group, Inc. (b)	307	10,054
Health Net, Inc. (b)	95	4,380
HealthSouth Corp.	640	23,616
Magellan Health, Inc. (b)	195	10,672
MWI Veterinary Supply, Inc. (b)	150	22,260
Owens & Minor, Inc.	370	12,114
Providence Service Corp. (b)	65	3,145
Select Medical Holdings Corp.	1,770	21,293
Team Health Holdings, Inc. (b)	334	19,369
Triple-S Management Corp., Class B (b)	400	7,960
VCA, Inc. (b)	1,720	67,648

		342,607

Health Care Technology—0.1%
Omnicell, Inc. (b)	132	3,608

Hotels, Restaurants & Leisure—3.5%
Biglari Holdings, Inc. (b)	25	8,494
Cedar Fair L.P.	430	20,326
Cheesecake Factory, Inc.	363	16,516
Churchill Downs, Inc.	240	23,400
Cracker Barrel Old Country Store, Inc.	350	36,116
Diamond Resorts International, Inc. (b)	500	11,380
Kona Grill, Inc. (b)	190	3,749
La Quinta Holdings, Inc. (b)	500	9,495
Marriott Vacations Worldwide Corp. (b)	705	44,704
Panera Bread Co., Class A (b)	40	6,509
Pinnacle Entertainment, Inc. (b)	343	8,606
Popeyes Louisiana Kitchen, Inc. (b)	67	2,714
Six Flags Entertainment Corp.	359	12,346
Sonic Corp. (b)	575	12,857

		217,212

Household Durables—0.2%
LGI Homes, Inc. (b)	150	2,754
Libbey, Inc. (b)	109	2,863
M/I Homes, Inc. (b)	88	1,744
William Lyon Homes, Class A (b)	330	7,293

		14,654

Independent Power Producers & Energy Traders—0.0%
Pattern Energy Group, Inc.	80	2,474

Insurance—1.3%
Hanover Insurance Group, Inc.	170	10,441
HCI Group, Inc.	82	2,951
Hilltop Holdings, Inc. (b)	663	13,293
ProAssurance Corp.	80	3,526
Symetra Financial Corp.	2,160	50,393
United Insurance Holdings Corp.	130	1,950

		82,554

	Shares	Value*

Internet & Catalog Retail—0.2%
Lands’ End, Inc. (b)	260	$10,691
Nutrisystem, Inc.	180	2,767

		13,458

Internet Software & Services—0.5%
Autobytel, Inc. (b)	230	1,976
Constant Contact, Inc. (b)	370	10,042
Internap Network Services Corp. (b)	328	2,263
IntraLinks Holdings, Inc. (b)	280	2,268
Points International Ltd. (b)	103	1,794
Reis, Inc.	160	3,775
Saba Software, Inc. (b)	360	4,860
SPS Commerce, Inc. (b)	42	2,232

		29,210

IT Services—2.2%
CACI International, Inc., Class A (b)	360	25,657
Convergys Corp.	472	8,411
DST Systems, Inc.	640	53,709
Forrester Research, Inc.	175	6,451
MAXIMUS, Inc.	287	11,517
VeriFone Systems, Inc. (b)	290	9,970
Virtusa Corp. (b)	126	4,481
WEX, Inc. (b)	131	14,452

		134,648

Leisure Equipment & Products—0.1%
Nautilus, Inc. (b)	297	3,555

Life Sciences Tools & Services—2.8%
Albany Molecular Research, Inc. (b)	3,535	78,018
Bio-Rad Laboratories, Inc., Class A (b)	20	2,268
Cambrex Corp. (b)	2,466	46,065
Enzo Biochem, Inc. (b)	400	2,060
ICON PLC (b)	309	17,684
NeoGenomics, Inc. (b)	530	2,761
PAREXEL International Corp. (b)	258	16,277
Techne Corp.	80	7,484

		172,617

Machinery—2.8%
ARC Group Worldwide, Inc. (b)	225	3,514
Federal Signal Corp.	3,820	50,577
Greenbrier Cos., Inc.	770	56,503
Kadant, Inc.	80	3,124
Lindsay Corp.	30	2,243
Lydall, Inc. (b)	105	2,836
Manitex International, Inc. (b)	186	2,100
Meritor, Inc. (b)	2,004	21,743
Middleby Corp. (b)	162	14,277
NN, Inc.	119	3,180
Wabash National Corp. (b)	863	11,495

		171,592

Marine—0.0%
Baltic Trading Ltd.	470	1,946

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Media—0.5%
Carmike Cinemas, Inc. (b)	156	$4,833
Cumulus Media, Inc., Class A (b)	1,525	6,146
Entravision Communications Corp., Class A	448	1,774
John Wiley & Sons, Inc., Class A	80	4,489
Morningstar, Inc.	40	2,716
Regal Entertainment Group, Class A	600	11,928

		31,886

Metals & Mining—2.6%
Century Aluminum Co. (b)	920	23,893
Gold Resource Corp.	2,060	10,547
Hi-Crush Partners L.P.	240	12,374
Kaiser Aluminum Corp.	545	41,540
SunCoke Energy Partners L.P.	2,030	59,743
Worthington Industries, Inc.	306	11,389

		159,486

Multi-line Retail—0.5%
Burlington Stores, Inc. (b)	330	13,154
JC Penney Co., Inc. (b)	1,960	19,678

		32,832

Multi-Utilities—2.3%
Avista Corp.	1,465	44,726
Black Hills Corp.	380	18,194
NorthWestern Corp.	910	41,278
Vectren Corp.	940	37,506

		141,704

Oil, Gas & Consumable Fuels—8.1%
Abraxas Petroleum Corp. (b)	7,927	41,855
Bonanza Creek Energy, Inc. (b)	251	14,282
BP Prudhoe Bay Royalty Trust	85	8,010
BreitBurn Energy Partners L.P.	240	4,877
Carrizo Oil & Gas, Inc. (b)	213	11,464
CVR Refining L.P.	480	11,174
Delek Logistics Partners L.P.	625	25,444
Diamondback Energy, Inc. (b)	200	14,956
Dorchester Minerals L.P.	660	19,516
ECA Marcellus Trust I UNIT	1,335	7,342
Emerald Oil, Inc. (b)	330	2,029
Emerge Energy Services L.P.	340	39,202
EV Energy Partners L.P.	135	4,788
Gastar Exploration, Inc. (b)	610	3,581
Global Partners L.P.	70	2,917
Holly Energy Partners L.P.	440	16,016
Hugoton Royalty Trust	540	4,844
Lehigh Gas Partners L.P.	180	6,115
LRR Energy L.P.	300	5,379
Matador Resources Co. (b)	602	15,562
Memorial Production Partners L.P.	200	4,400
Mid-Con Energy Partners L.P.	235	5,158
NGL Energy Partners L.P.	275	10,827
Nordic American Tankers Ltd.	2,810	22,339
North European Oil Royalty Trust	520	10,780
Oiltanking Partners L.P.	460	22,811
Penn Virginia Corp. (b)	1,107	14,070

	Shares	Value*

Permian Basin Royalty Trust	920	$12,494
PetroQuest Energy, Inc. (b)	530	2,979
Rhino Resource Partners LP	375	4,485
Sabine Royalty Trust	360	19,526
San Juan Basin Royalty Trust	1,000	19,000
Sanchez Energy Corp. (b)	404	10,609
SandRidge Mississippian Trust I	865	3,581
SandRidge Permian Trust (a)	1,010	9,807
Southcross Energy Partners L.P.	490	10,461
StealthGas, Inc. (b)	246	2,241
Summit Midstream Partners L.P.	80	4,069
Susser Petroleum Partners L.P.	70	3,850
Synergy Resources Corp. (b)	1,096	13,360
TC Pipelines L.P.	90	6,094
Teekay Tankers Ltd., Class A	2,510	9,362
Transmontaigne Partners L.P.	100	4,124
Vanguard Natural Resources LLC	415	11,396
Vertex Energy, Inc. (b)	330	2,297

		499,473

Paper & Forest Products—0.6%
Boise Cascade Co. (b)	422	12,719
Clearwater Paper Corp. (b)	125	7,514
KapStone Paper and Packaging Corp. (b)	483	13,509
Neenah Paper, Inc. (a)	67	3,583

		37,325

Personal Products—0.3%
Coty, Inc., Class A	760	12,578
IGI Laboratories, Inc. (b)	700	6,524

		19,102

Pharmaceuticals—1.6%
AVANIR Pharmaceuticals, Inc., Class A (b)	401	4,780
Depomed, Inc. (b)	333	5,058
Horizon Pharma PLC (b)	1,031	12,661
Lannett Co., Inc. (b)	600	27,408
Nektar Therapeutics (b)	831	10,030
Omeros Corp. (b)	140	1,781
Pacira Pharmaceuticals, Inc. (b)	210	20,353
Pernix Therapeutics Holdings, Inc. (b)	320	2,457
Phibro Animal Health Corp., Class A	585	13,110
Repros Therapeutics, Inc. (b)	60	594
Supernus Pharmaceuticals, Inc. (b)	100	869

		99,101

Professional Services—1.8%
Barrett Business Services, Inc.	67	2,646
GP Strategies Corp. (b)	105	3,015
Huron Consulting Group, Inc. (b)	875	53,349
Korn/Ferry International (b)	2,000	49,800

		108,810

Real Estate Investment Trust—6.8%
AG Mortgage Investment Trust, Inc.	570	10,146
American Capital Mortgage Investment Corp.	130	2,447
American Homes 4 Rent	260	4,391
Apollo Commercial Real Estate Finance, Inc.	660	10,369

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Capstead Mortgage Corp.	1,620	$19,829
Cedar Realty Trust, Inc.	5,080	29,972
CYS Investments, Inc.	7,370	60,729
FelCor Lodging Trust, Inc.	5,380	50,357
Five Oaks Investment Corp.	440	4,620
Independence Realty Trust, Inc.	280	2,710
New Residential Investment Corp.	7,030	40,985
Orchid Island Capital, Inc.	1,480	19,640
Pennsylvania Real Estate Investment Trust	640	12,762
Physicians Realty Trust	1,510	20,717
Preferred Apartment Communities, Inc., Class A	2,170	18,054
Resource Capital Corp.	1,400	6,818
Ryman Hospitality Properties, Inc.	670	31,691
Silver Bay Realty Trust Corp.	420	6,808
Strategic Hotels & Resorts, Inc. (b)	5,930	69,084

		422,129

Real Estate Management & Development—0.2%
Kennedy-Wilson Holdings, Inc.	468	11,213

Road & Rail—2.1%
ArcBest Corp.	348	12,980
Celadon Group, Inc.	129	2,509
Con-way, Inc.	530	25,175
Covenant Transportation Group, Inc., Class A (b)	550	10,225
PAM Transportation Services, Inc. (b)	610	22,112
Quality Distribution, Inc. (b)	220	2,812
Roadrunner Transportation Systems, Inc. (b)	554	12,626
Ryder System, Inc.	126	11,336
Saia, Inc. (b)	400	19,824
Swift Transportation Co. (b)	615	12,903

		132,502

Semiconductors & Semiconductor Equipment—5.8%
Ambarella, Inc. (b)	117	5,109
Canadian Solar, Inc. (b)	350	12,520
DSP Group, Inc. (b)	660	5,854
Entegris, Inc. (b)	2,590	29,785
Fairchild Semiconductor International, Inc. (b)	3,830	59,480
FormFactor, Inc. (b)	430	3,083
Inphi Corp. (b)	3,690	53,062
Integrated Device Technology, Inc. (b)	2,550	40,672
Kulicke & Soffa Industries, Inc. (b)	769	10,943
OmniVision Technologies, Inc. (b)	494	13,071
PDF Solutions, Inc. (b)	228	2,875
Pixelworks, Inc. (b)	375	2,423
RF Micro Devices, Inc. (b)	3,910	45,121
Silicon Motion Technology Corp. ADR	530	14,278
Spansion, Inc., Class A (b)	300	6,837
SunEdison, Inc. (b)	553	10,441
Synaptics, Inc. (b)	123	9,004
Tower Semiconductor Ltd. (b)	1,380	14,035
TriQuint Semiconductor, Inc. (b)	710	13,540
Xcerra Corp. (b)	900	8,811

		360,944

Software—3.4%
ACI Worldwide, Inc. (b)	546	10,243
Aspen Technology, Inc. (b)	668	25,197
Blackbaud, Inc.	110	4,322
Cadence Design Systems, Inc. (b)	675	11,617
Callidus Software, Inc. (b)	280	3,365
ePlus, Inc. (b)	40	2,242
Guidewire Software, Inc. (b)	273	12,105
Mentor Graphics Corp. (a)	687	14,080
PTC, Inc. (b)	359	13,247
Synchronoss Technologies, Inc. (b)	403	18,449
Ultimate Software Group, Inc. (b)	92	13,019
Verint Systems, Inc. (b)	1,434	79,745

		207,631

	Shares	Value*

Specialty Retail—1.5%
American Eagle Outfitters, Inc.	770	$11,180
Citi Trends, Inc. (b)	105	2,321
Finish Line, Inc., Class A	1,310	32,789
Kirkland’s, Inc. (b)	137	2,207
Lithia Motors, Inc., Class A	120	9,083
Penske Automotive Group, Inc.	760	30,848
Rent-A-Center, Inc.	160	4,856

		93,284

Technology Hardware, Storage & Peripherals—1.3%
Avid Technology, Inc. (b)	430	4,343
Electronics for Imaging, Inc. (b)	326	14,400
Super Micro Computer, Inc. (b)	2,010	59,134

		77,877

Textiles, Apparel & Luxury Goods—3.4%
Deckers Outdoor Corp. (b)	136	13,216
Iconix Brand Group, Inc. (b)	1,390	51,347
Skechers U.S.A., Inc., Class A (b)	730	38,916
Tumi Holdings, Inc. (b)	2,640	53,724
Unifi, Inc. (b)	2,161	55,970

		213,173

Thrifts & Mortgage Finance—2.1%
America First Multifamily Investors L.P.	4,460	26,671
BofI Holding, Inc. (b)	123	8,943
Capitol Federal Financial, Inc.	1,020	12,056
Charter Financial Corp.	2,665	28,516
Clifton Bancorp, Inc.	200	2,518
Dime Community Bancshares, Inc.	210	3,024
EverBank Financial Corp.	670	11,832
Meridian Bancorp, Inc. (b)	250	2,640
Meta Financial Group, Inc.	105	3,702
Northfield Bancorp, Inc.	855	11,645
Northwest Bancshares, Inc.	385	4,659
Territorial Bancorp, Inc.	140	2,841
Tree.com, Inc. (b)	110	3,948
United Financial Bancorp, Inc.	500	6,345

		129,340

Trading Companies & Distributors—0.7%
Aceto Corp.	170	3,285
Air Lease Corp.	370	12,025
Aircastle Ltd.	687	11,239
H&E Equipment Services, Inc.	290	11,681
Stock Building Supply Holdings, Inc. (b)	110	1,728
Willis Lease Finance Corp. (b)	140	2,873

		42,831

Transportation Infrastructure—0.2%
Macquarie Infrastructure Co. LLC	215	14,341

Total Common Stock (cost—$5,634,925)		5,973,319

	Principal Amount (000s)

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $231,000; collateralized by U.S. Treasury Notes, 1.625%, due 4/30/19, valued at $235,881 including accrued interest (cost—$231,000)	$231	231,000

Total Investments (cost—$5,865,925)—100.2%		6,204,319

Liabilities in excess of other assets—(0.2)%		(13,221)

Net Assets—100.0%		$6,191,098

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Technology Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—85.3%

Automobiles—4.8%
Tesla Motors, Inc. (b)(d)	258,855	$62,818,931

Chemicals—0.0%
Monsanto Co.	100	11,251
Wacker Chemie AG	100	12,045

		23,296

Communications Equipment—4.8%
Alcatel-Lucent ADR	306,700	929,301
Aruba Networks, Inc. (d)	225,460	4,865,427
Cisco Systems, Inc. (b)	188,540	4,745,552
F5 Networks, Inc. (d)	154,445	18,338,799
JDS Uniphase Corp. (d)	100	1,280
Juniper Networks, Inc.	100	2,215
Motorola Solutions, Inc.	100	6,328
Palo Alto Networks, Inc. (d)	214,590	21,051,279
QUALCOMM, Inc.	156,000	11,664,120

		61,604,301

Construction & Engineering—1.2%
Quanta Services, Inc. (d)	439,940	15,965,423

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	6,000	139,200

Diversified Telecommunication Services—0.0%
Verizon Communications, Inc.	100	4,999

Electrical Equipment—1.1%
Nidec Corp.	206,500	13,954,672
SolarCity Corp. (d)	100	5,960

		13,960,632

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (d)	70,645	3,910,201
CDW Corp.	441,585	13,711,214
E Ink Holdings, Inc. (d)	1,000	563
Flextronics International Ltd. (d)	526,300	5,431,416
IPG Photonics Corp. (d)	100	6,878
Keyence Corp.	2,800	1,215,722
LG Display Co., Ltd. (d)	1,000	31,956
Omron Corp.	30,800	1,399,798
Samsung Electro-Mechanics Co., Ltd.	170	7,963
TPK Holding Co., Ltd.	100	598

		25,716,309

Health Care Technology—0.6%
Veeva Systems, Inc., Class A (d)	257,090	7,242,225

Household Durables—0.9%
Harman International Industries, Inc.	122,200	11,980,488

	Shares	Value*

Internet & Catalog Retail—2.6%
Amazon.com, Inc. (b)(d)	22,500	$7,254,900
Ctrip.com International Ltd. ADR (d)	100	5,676
JD.com, Inc. ADR (d)	77,050	1,989,431
Netflix, Inc. (d)	28,385	12,806,744
Priceline Group, Inc. (b)(d)	3,465	4,014,480
Rakuten, Inc.	1,000	11,512
TripAdvisor, Inc. (d)	30,000	2,742,600
Vipshop Holdings Ltd. ADR (d)	29,325	5,542,718
zulily, Inc., Class A (d)	100	3,789

		34,371,850

Internet Software & Services—14.7%
58.com, Inc. ADR (d)	9,920	369,520
Akamai Technologies, Inc. (d)	248,050	14,833,390
Alibaba Group Holding Ltd. ADR	167,158	14,851,988
Autohome, Inc. ADR (d)	4,968	208,706
Baidu, Inc. ADR (d)	40,805	8,904,875
Cornerstone OnDemand, Inc. (d)	100	3,441
eBay, Inc. (b)(d)	100	5,663
Facebook, Inc., Class A (d)	364,620	28,819,565
Google, Inc., Class A (b)(d)	50,545	29,741,183
Google, Inc., Class C (d)	49,620	28,648,603
Mail.ru Group Ltd. GDR (d)	100	2,811
NAVER Corp.	1,400	1,069,427
NetEase, Inc. ADR	127,760	10,943,922
Pandora Media, Inc. (d)	264,340	6,386,454
Phoenix New Media Ltd. ADR (d)	100	935
Qihoo 360 Technology Co., Ltd. ADR (d)	100	6,747
Rackspace Hosting, Inc. (d)	33,600	1,093,680
Renren, Inc. ADR (d)	3,417	11,754
SINA Corp. (d)	100	4,114
SouFun Holdings Ltd. ADR	100	995
Tencent Holdings Ltd.	377,200	5,603,562
Trulia, Inc. (d)	100	4,890
Twitter, Inc. (d)	366,300	18,893,754
Yahoo!, Inc. (d)	151,465	6,172,199
Yandex NV, Class A (d)	100	2,780
Yelp, Inc. (d)	210,170	14,344,103
Youku Tudou, Inc. ADR (d)	100	1,792

		190,930,853

IT Services—3.9%
Alliance Data Systems Corp. (d)	26,655	6,617,637
Computer Sciences Corp.	175,900	10,756,285
Fiserv, Inc. (d)	98,010	6,334,876
Mastercard, Inc., Class A	159,850	11,816,112
Tata Consultancy Services Ltd.	1,000	44,265
Visa, Inc., Class A (b)	69,355	14,798,277

		50,367,452

Schedule of Investments

AllianzGI Technology Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Media—0.0%
Comcast Corp., Class A	100	$5,378

Real Estate Investment Trust—0.9%
American Tower Corp.	119,800	11,216,874

Semiconductors & Semiconductor Equipment—15.8%
Advanced Micro Devices, Inc. (d)	100	341
Aixtron SE (c)(d)	1,000	15,148
Analog Devices, Inc. (b)	100	4,949
Applied Materials, Inc.	100	2,161
Atmel Corp. (d)	100	808
Avago Technologies Ltd.	461,820	40,178,340
Broadcom Corp., Class A	234,310	9,470,810
Epistar Corp.	4,000	7,473
Freescale Semiconductor Ltd. (d)	256,575	5,010,910
Intel Corp.	100	3,482
Lam Research Corp.	371,365	27,740,965
Marvell Technology Group Ltd.	17,815	240,146
MediaTek, Inc.	860,000	12,736,340
Micron Technology, Inc. (b)(d)	1,164,335	39,890,117
NXP Semiconductor NV (d)	128,900	8,820,627
SK Hynix, Inc. (d)	210,985	9,338,418
Skyworks Solutions, Inc.	415,850	24,140,093
SMA Solar Technology AG (d)	700	18,388
SunPower Corp. (d)	491,290	16,644,905
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	820,112
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	2,018
Teradyne, Inc.	8,060	156,283
Texas Instruments, Inc.	99,200	4,730,848
Trina Solar Ltd. ADR (d)	78,250	944,478
TriQuint Semiconductor, Inc. (d)	199,820	3,810,567
Veeco Instruments, Inc. (d)	100	3,495
Xilinx, Inc.	100	4,235

		204,736,457

Software—14.0%
Activision Blizzard, Inc.	896,390	18,635,948
Adobe Systems, Inc. (d)	100	6,919
Aspen Technology, Inc. (d)	286,400	10,803,008
Autodesk, Inc. (d)	128,520	7,081,452
FireEye, Inc. (d)	626,500	19,145,840
Fortinet, Inc. (d)	100	2,527
Gemalto NV	100	9,182
Infoblox, Inc. (d)	69,015	1,017,971
Informatica Corp. (d)	34,700	1,188,128
Intuit, Inc.	107,790	9,447,794
Microsoft Corp. (b)	1,017,230	47,158,783
NetSuite, Inc. (d)	100	8,954
Oracle Corp. (b)	297,320	11,381,410
Salesforce.com, Inc. (d)	231,780	13,334,303
ServiceNow, Inc. (d)	593,125	34,863,887
Symantec Corp.	100	2,351
Tableau Software, Inc., Class A (d)	83,860	6,092,429
TIBCO Software, Inc. (d)	100	2,363
VMware, Inc., Class A (d)	10	938
Workday, Inc., Class A (d)	10,010	825,825

		181,010,012

Technology Hardware, Storage & Peripherals—17.6%
Apple, Inc.	705,400	71,069,050
Asustek Computer, Inc.	368,000	3,511,595
Catcher Technology Co., Ltd.	1,000	9,262

	Shares	Value*

Diebold, Inc.	15,095	$533,155
EMC Corp.	404,445	11,834,061
Hewlett-Packard Co.	828,450	29,385,122
Lenovo Group Ltd.	2,651,000	3,948,645
NEC Corp.	16,000	55,302
NetApp, Inc.	100	4,296
Samsung Electronics Co., Ltd.	100	112,001
SanDisk Corp. (b)	446,710	43,755,244
Seagate Technology PLC	413,515	23,682,004
Western Digital Corp.	408,595	39,764,465

		227,664,202

Wireless Telecommunication Services—0.4%
SBA Communications Corp., Class A (d)	46,165	5,119,698

Total Common Stock (cost—$777,336,654)		1,104,878,580

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,177
iShares MSCI Emerging Markets Index	100	4,156

Total Exchange-Traded Funds (cost—$5,747)		5,333

	Principal Amount (000s)

Repurchase Agreements—7.4%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $96,133,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $98,059,719 including accrued interest (cost—$96,133,000)	$96,133	96,133,000

	Contracts

OPTIONS PURCHASED (d)(e)—6.0%

Call Options—6.0%
Apple, Inc.,
strike price $87.86, expires 1/17/15	5,740	7,949,900
strike price $97.14, expires 1/17/15	1,400	969,500
Facebook, Inc.,
strike price $40.00, expires 1/17/15	10,720	41,995,600
strike price $45.00, expires 1/17/15	2,400	8,208,000
Intuit, Inc.,
strike price $67.50, expires 1/17/15	1,600	3,304,000
Microsoft Corp.,
strike price $37.00, expires 1/17/15	9,750	9,067,500
strike price $40.00, expires 1/17/15	9,750	6,386,250

Total Options Purchased (cost—$14,317,026)		77,880,750

Total Investments, before options written and securities sold short (cost—$887,792,427)—98.7%		1,278,897,663

Schedule of Investments

AllianzGI Technology Fund

September 30, 2014 (unaudited) (continued)

	Contracts	Value*

OPTIONS WRITTEN (d)(e)—(0.4)%

Call Options—(0.3)%
Facebook, Inc.,
strike price $80.00, expires 10/18/14	5,000	$(642,500)
strike price $85.00, expires 1/17/15	4,400	(1,386,000)
Harman International Industries, Inc.,
strike price $115.00, expires 10/18/14	514	(11,565)
NetEase, Inc.,
strike price $92.50, expires 1/17/15	240	(63,000)
Priceline Group, Inc.,
strike price $1,320.00, expires 1/17/15	158	(208,560)
SanDisk Corp.,
strike price $97.50, expires 10/18/14	600	(234,000)
Tesla Motors, Inc.,
strike price $260.00, expires 12/20/14	1,400	(1,620,500)
TripAdvisor, Inc.,
strike price $105.00, expires 1/17/15	300	(85,500)

		(4,251,625)

Put Options—(0.1)%
Amazon.com, Inc.,
strike price $280.00, expires 1/17/15	400	(232,000)
Apple, Inc.,
strike price $80.71, expires 1/17/15	5,740	(255,430)
strike price $87.14, expires 1/17/15	1,400	(142,100)
Facebook, Inc.,
strike price $30.00, expires 1/17/15	8,000	(20,000)
strike price $32.00, expires 1/17/15	2,720	(6,800)
Intuit, Inc.,
strike price $55.00, expires 1/17/15	1,600	(24,000)
Microsoft Corp.,
strike price $30.00, expires 1/17/15	19,500	(97,500)

		(777,830)

Total Options Written (premiums received—$20,476,357)		(5,029,455)

	Shares

SECURITIES SOLD SHORT—(2.9)%

Common Stock—(2.9)%

Communications Equipment—(0.4)%
Harris Corp.	69,425	(4,609,820)
Nokia Oyj ADR	9,770	(82,654)

		(4,692,474)

Electronic Equipment, Instruments & Components—(0.5)%
FEI Co.	81,530	(6,148,993)

IT Services—(1.3)%
Cognizant Technology Solutions Corp., Class A (d)	101,450	(4,541,917)
International Business Machines Corp.	63,605	(12,074,137)

		(16,616,054)

	Shares	Value*

Semiconductors & Semiconductor Equipment—(0.6)%
Altera Corp.	900	$(32,202)
Cypress Semiconductor Corp.	100	(987)
Maxim Integrated Products, Inc.	272,475	(8,239,644)

		(8,272,833)

Software—(0.1)%
Citrix Systems, Inc. (d)	22,192	(1,583,177)

Total Securities Sold Short (proceeds received—$37,633,208)		(37,313,531)

Total Investments, net of options written and securities sold short (cost—$829,682,862) (a)—95.4%		1,236,554,677

Other assets less other liabilities—4.6%		59,151,403

Net Assets—100.0%		$1,295,706,080

Notes to Schedule of Investments:

(a)	Securities (net of securities sold short) with an aggregate value of $53,933,949, representing 4.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(c)	Affiliated security.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

(f)	Transactions in options written for the three months ended September 30, 2014:

	Contracts	Premiums
Options outstanding, June 30, 2014	51,807	$21,838,110
Options written	15,812	8,251,235
Options terminated in closing transactions	(8,546)	(5,173,543)
Options expired	(1,999)	(2,409,208)
Options exercised	(5,102)	(2,030,237)

Options outstanding, September 30, 2014	51,972	$20,476,357

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Banks—1.5%
BOK Financial Corp.	19,680	$1,308,326

Beverages—6.1%
Coca-Cola Co.	62,470	2,664,970
PepsiCo, Inc.	28,220	2,627,000

		5,291,970

Capital Markets—0.3%
Ares Capital Corp.	18,690	302,030

Commercial Services & Supplies—0.7%
Covanta Holding Corp.	26,620	564,876

Communications Equipment—1.4%
Brocade Communications Systems, Inc.	23,770	258,380
Cisco Systems, Inc.	26,990	679,338
Motorola Solutions, Inc.	3,900	246,792

		1,184,510

Diversified Consumer Services—0.3%
Graham Holdings Co., Class B	420	293,828

Diversified Telecommunication Services—12.2%
AT&T, Inc.	74,180	2,614,103
CenturyLink, Inc.	63,220	2,585,066
Frontier Communications Corp.	158,330	1,030,728
Verizon Communications, Inc.	52,180	2,608,478
Windstream Holdings, Inc.	161,200	1,737,736

		10,576,111

Electric Utilities—5.3%
Duke Energy Corp.	7,049	527,054
Exelon Corp.	14,750	502,827
FirstEnergy Corp.	7,580	254,461
ITC Holdings Corp.	9,000	320,670
PPL Corp.	14,920	489,973
Southern Co.	56,980	2,487,177

		4,582,162

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	4,900	318,794

Food & Staples Retailing—3.0%
Sysco Corp.	47,190	1,790,861
Wal-Mart Stores, Inc.	10,500	802,935

		2,593,796

Food Products—8.5%
Bunge Ltd.	23,250	1,958,347
Hershey Co.	8,450	806,384
Kellogg Co.	32,760	2,018,016
Pinnacle Foods, Inc.	47,980	1,566,547
WhiteWave Foods Co., Class A (a)	29,550	1,073,551

		7,422,845

Health Care Equipment & Supplies—3.2%
Baxter International, Inc.	15,060	1,080,856
Edwards Lifesciences Corp. (a)	10,890	1,112,413
Sirona Dental Systems, Inc. (a)	7,810	598,871

		2,792,140

	Shares	Value*

Health Care Providers & Services—6.3%
DaVita HealthCare Partners, Inc. (a)	6,350	$464,439
Express Scripts Holding Co. (a)	4,410	311,478
Humana, Inc.	2,350	306,182
Laboratory Corp. of America Holdings (a)	22,660	2,305,655
Quest Diagnostics, Inc.	34,400	2,087,392

		5,475,146

Hotels, Restaurants & Leisure—1.9%
Burger King Worldwide, Inc.	13,510	400,707
McDonald’s Corp.	10,510	996,453
SeaWorld Entertainment, Inc.	14,140	271,912

		1,669,072

Household Products—1.9%
Kimberly-Clark Corp.	2,990	321,634
Procter & Gamble Co.	15,790	1,322,255

		1,643,889

Independent Power Producers & Energy Traders—0.3%
Calpine Corp. (a)	14,020	304,234

Insurance—6.6%
Erie Indemnity Co., Class A	3,500	265,335
Markel Corp. (a)	3,250	2,067,487
RenaissanceRe Holdings Ltd.	3,460	345,965
Validus Holdings Ltd.	29,020	1,135,843
White Mountains Insurance Group Ltd.	3,010	1,896,511

		5,711,141

IT Services—3.8%
Amdocs Ltd.	58,700	2,693,156
Science Applications International Corp.	14,260	630,720

		3,323,876

Life Sciences Tools & Services—0.3%
Quintiles Transnational Holdings, Inc. (a)	4,770	266,071

Media—1.9%
Morningstar, Inc.	14,790	1,004,241
Thomson Reuters Corp.	17,120	623,339

		1,627,580

Metals & Mining—1.7%
Alcoa, Inc.	23,590	379,563
Compass Minerals International, Inc.	3,410	287,395
Newmont Mining Corp.	18,270	421,123
Royal Gold, Inc.	6,300	409,122

		1,497,203

Multi-Utilities—3.3%
Consolidated Edison, Inc.	44,250	2,507,205
PG&E Corp.	8,500	382,840

		2,890,045

Oil, Gas & Consumable Fuels—1.5%
Newfield Exploration Co. (a)	7,270	269,499
SandRidge Energy, Inc. (a)	70,960	304,418
Ultra Petroleum Corp. (a)	18,880	439,149
Valero Energy Corp.	5,850	270,680

		1,283,746

Schedule of Investments

AllianzGI U.S. Managed Volatility Fund

September 30, 2014 (unaudited) (continued)

	Shares	Value*

Personal Products—1.8%
Coty, Inc., Class A	95,210	$1,575,726

Pharmaceuticals—6.3%
Johnson & Johnson	21,090	2,247,983
Mallinckrodt PLC (a)	4,410	397,562
Merck & Co., Inc.	9,600	569,088
Pfizer, Inc.	24,820	733,927
Zoetis, Inc.	42,100	1,555,595

		5,504,155

Professional Services—0.5%
Nielsen NV	9,210	408,279

Real Estate Investment Trust—4.8%
American Homes 4 Rent	15,530	262,302
Annaly Capital Management, Inc.	36,290	387,577
Crown Castle International Corp.	17,380	1,399,612
Hatteras Financial Corp.	66,490	1,194,160
MFA Financial, Inc.	67,920	528,418
Post Properties, Inc.	8,460	434,336

		4,206,405

Semiconductors & Semiconductor Equipment—0.4%
Broadcom Corp., Class A	8,760	354,079

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc.	23,520	2,369,640
Hewlett-Packard Co.	6,610	234,457
SanDisk Corp.	3,120	305,604

		2,909,701

Thrifts & Mortgage Finance—2.8%
Capitol Federal Financial, Inc.	154,570	1,827,018
TFS Financial Corp.	42,160	603,731

		2,430,749

Tobacco—1.1%
Philip Morris International, Inc.	11,130	928,242

Water Utilities—2.5%
American Water Works Co., Inc.	44,260	2,134,660

Wireless Telecommunication Services—3.5%
SBA Communications Corp., Class A (a)	23,250	2,578,425
Sprint Corp. (a)	72,270	458,192

		3,036,617

Total Common Stock (cost—$83,665,593)		86,412,004

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $317,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $327,994 including accrued interest (cost—$317,000)	$317	317,000

Total Investments (cost—$83,982,593)—99.8%		86,729,004

Other assets less liabilities—0.2%		133,221

Net Assets—100.0%		$86,862,225

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Wellness Fund

September 30, 2014 (unaudited)

	Shares	Value*

COMMON STOCK—91.6%

Biotechnology—28.2%
Actelion Ltd. (d)	29,600	$3,466,928
Alexion Pharmaceuticals, Inc. (d)	17,220	2,855,420
Amgen, Inc.	27,585	3,874,589
Biogen Idec, Inc. (d)	13,875	4,589,989
Celgene Corp. (d)	57,270	5,428,051
Clovis Oncology, Inc. (d)	25,225	1,144,206
Eagle Pharmaceuticals, Inc. (d)	99,384	1,257,208
Gilead Sciences, Inc. (d)	71,170	7,576,046
Incyte Corp., Ltd. (d)	48,710	2,389,225
Intercept Pharmaceuticals, Inc. (d)	3,255	770,426
Medivation, Inc. (d)	46,885	4,635,520
Ophthotech Corp. (d)	28,925	1,126,050
Puma Biotechnology, Inc. (d)	14,865	3,546,343
Synageva BioPharma Corp. (d)	14,520	998,686
Vertex Pharmaceuticals, Inc. (d)	50,120	5,628,977

		49,287,664

Food & Staples Retailing—1.0%
Walgreen Co.	28,465	1,687,121

Health Care Equipment & Supplies—9.8%
Baxter International, Inc.	15,700	1,126,789
Boston Scientific Corp. (d)	387,950	4,581,689
DexCom, Inc. (d)	34,910	1,396,051
Inogen, Inc. (d)	22,500	463,725
Insulet Corp. (d)	20,230	745,476
Medtronic, Inc.	53,675	3,325,166
Smith & Nephew PLC ADR	27,485	2,313,962
TriVascular Technologies, Inc. (d)	52,518	760,461
Zimmer Holdings, Inc.	24,220	2,435,321

		17,148,640

Health Care Providers & Services—9.2%
Cardinal Health, Inc.	29,620	2,219,130
Fresenius Medical Care AG & Co. KGaA	32,730	2,279,818
HCA Holdings, Inc. (d)	83,315	5,875,374
McKesson Corp.	15,180	2,955,091
UnitedHealth Group, Inc.	32,360	2,791,050

		16,120,463

Health Care Technology—3.3%
Allscripts Healthcare Solutions, Inc. (d)	191,475	2,568,637
Cerner Corp. (d)	55,515	3,307,029

		5,875,666

Life Sciences Tools & Services—5.2%
Agilent Technologies, Inc.	19,000	1,082,620
Illumina, Inc. (d)	15,110	2,476,831
PerkinElmer, Inc.	52,590	2,292,924
Quintiles Transnational Holdings, Inc. (d)	57,785	3,223,247

		9,075,622

Pharmaceuticals—34.9%
AbbVie, Inc.	40,935	2,364,406
Actavis PLC (d)	32,470	7,834,362
Bristol-Myers Squibb Co.	34,470	1,764,175
Catalent, Inc. (d)	52,065	1,303,187
Eli Lilly & Co.	63,965	4,148,130
Intersect ENT, Inc. (d)	35,114	544,267
Johnson & Johnson (c)	81,555	8,692,948
Merck & Co., Inc.	47,760	2,831,213
Mylan, Inc. (d)	28,935	1,316,253
Pfizer, Inc.	131,085	3,876,183

	Shares	Value*

Roche Holdings AG	23,400	$6,910,088
Salix Pharmaceuticals Ltd. (d)	32,400	5,062,176
Shire PLC	80,025	6,904,683
Shire PLC ADR	14,005	3,627,995
UCB S.A.	43,429	3,935,237

		61,115,303

Total Common Stock (cost—$128,277,895)		160,310,479

	Units

WARRANTS—0.6%

Pharmaceuticals—0.6%
Sunesis Pharmaceuticals, Inc.,strike price $2.52, expires 10/6/15 (b)(d) (cost—$125,814)	180,767	1,023,358

	Principal Amount (000s)

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $7,849,000; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $8,007,213 including accrued interest (cost—$7,849,000)	$7,849	7,849,000

	Contracts

OPTIONS PURCHASED (d)(e)—0.8%

Call Options—0.8%
Amgen, Inc.,
strike price $115.00, expires 1/15/16	224	677,600
strike price $120.00, expires 1/15/16	300	801,750

Total Options Purchased (cost—$619,963)		1,479,350

Total Investments (cost—$136,872,672) (a)—97.5%		170,662,187

Other assets less liabilities—2.5%		4,314,241

Net Assets—100.0%		$174,976,428

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $23,496,754, representing 13.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $1,023,358, representing 0.6% of net assets.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no options written outstanding at September 30, 2014, however the Fund had securities segregated as collateral for any transactions in the future.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.

Glossary:

ADR—American Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2014 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/14
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$10,179,199	$—	$—	$10,179,199
Israel	819,956	—	—	819,956
Korea (Republic of)	—	17,503,132	929,302	18,432,434
Malaysia	429,136	1,422,151	—	1,851,287
Mexico	1,953,444	—	—	1,953,444
Peru	2,287,352	—	—	2,287,352
Russian Federation	5,138,906	—	—	5,138,906
Switzerland	2,039,891	1,007,616	—	3,047,507
Turkey	515,205	582,755	—	1,097,960
United States	4,610,940	—	—	4,610,940
All Other	—	66,069,894	—	66,069,894
Preferred Stock:
Brazil	429,960	—	—	429,960
Russian Federation	—	—	2,678,216	2,678,216
Repurchase Agreements	—	1,353,000	—	1,353,000

Totals	$28,403,989	$87,938,548	$3,607,518	$119,950,055

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$651,564,140	$—	$—	$651,564,140
Repurchase Agreements	—	13,096,000	—	13,096,000

Totals	$651,564,140	$13,096,000	$—	$664,660,140

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	$—	$1,186,461	$—	$1,186,461
Cayman Islands	—	356,570	—	356,570
China	423,235	494,063	—	917,298
Denmark	—	647,195	—	647,195
France	—	1,479,153	—	1,479,153
Germany	—	622,558	—	622,558
Japan	—	1,685,458	—	1,685,458
Spain	—	660,564	—	660,564
United Kingdom	—	3,427,110	—	3,427,110
All Other	37,104,240	—	—	37,104,240

Totals	$37,527,475	$10,559,132	$—	$48,086,607

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/14
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$—	$1,772,346	$—	$1,772,346
Austria	—	2,950,343	—	2,950,343
Belgium	—	1,026,804	—	1,026,804
China	—	1,231,296	—	1,231,296
Denmark	—	2,863,449	—	2,863,449
Finland	—	982,440	—	982,440
France	2,215,963	3,407,359	—	5,623,322
Germany	—	6,076,237	—	6,076,237
Hong Kong	—	2,411,515	—	2,411,515
Indonesia	—	147,673	—	147,673
Italy	—	2,584,353	—	2,584,353
Japan	—	20,699,333	—	20,699,333
Korea (Republic of)	—	690,674	—	690,674
Luxembourg	—	1,388,095	—	1,388,095
Norway	—	1,647,745	—	1,647,745
Philippines	—	449,854	—	449,854
Spain	—	3,977,897	—	3,977,897
Sweden	—	5,611,249	—	5,611,249
Switzerland	196,524	918,775	—	1,115,299
Taiwan	276,510	2,014,916	—	2,291,426
Thailand	—	—	650,845	650,845
United Kingdom	—	10,543,520	—	10,543,520
All Other	118,642,582	—	—	118,642,582
Repurchase Agreements	—	5,997,000	—	5,997,000

Totals	$121,331,579	$79,392,873	$650,845	$201,375,297

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock	$882,776,531	$—	$—	$882,776,531
Corporate Bonds & Notes	—	794,831,301	—	794,831,301
Convertible Bonds	—	691,207,647	—	691,207,647
Convertible Preferred Stock:
Aerospace & Defense	10,969,440	—	—	10,969,440
Banks	5,061,798	12,713,067	8,999,114	26,773,979
Diversified Telecommunication Services	2,072,502	—	—	2,072,502
Electric Utilities	9,933,940	—	—	9,933,940
Food Products	10,805,997	5,744,175	8,653,460	25,203,632
Health Care Equipment & Supplies	—	2,043,133	10,788,150	12,831,283
Health Care Providers & Services	—	—	3,381,592	3,381,592
Insurance	9,738,107	—	—	9,738,107
Machinery	3,358,913	9,441,369	—	12,800,282
Metals & Mining	6,952,318	—	—	6,952,318
All Other	—	43,115,048	—	43,115,048
Repurchase Agreements	—	66,723,000	—	66,723,000

Totals	$941,669,546	$1,625,818,740	$31,822,316	$2,599,310,602

AllianzGI International Managed Volatility:
Investments in Securities—Assets
Common Stock:
Denmark	$221,774	$655,150	$—	$876,924
France	3,475,386	2,937,908	—	6,413,294
Hong Kong	2,327,835	10,399,315	—	12,727,150
Japan	2,873,704	12,885,436	—	15,759,140
Norway	283,843	—	—	283,843
Switzerland	224,882	4,020,998	—	4,245,880
United Kingdom	227,059	10,647,049	—	10,874,108
All Other	—	35,946,113	—	35,946,113
Repurchase Agreements	—	982,000	—	982,000

Totals	$9,634,483	$78,473,969	$—	$88,108,452

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/14
AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$324,985,657	$—	$—	$324,985,657
Repurchase Agreements	—	1,535,000	—	1,535,000

Totals	$324,985,657	$1,535,000	$—	$326,520,657

AllianzGI NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock	$24,603,336	$—	$—	$24,603,336
Repurchase Agreements	—	259,000	—	259,000

Totals	$24,603,336	$259,000	$—	$24,862,336

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$8,824,464,289	$—	$—	$8,824,464,289
Repurchase Agreements	—	237,421,000	—	237,421,000

Totals	$8,824,464,289	$237,421,000	$—	$9,061,885,289

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Australia	$53,136,715	$33,266,777	$—	$86,403,492
China	—	240,909,321	—	240,909,321
Denmark	—	50,152,476	—	50,152,476
France	33,333,382	81,248,719	—	114,582,101
Germany	—	80,578,319	—	80,578,319
Hong Kong	—	64,620,897	—	64,620,897
Ireland	—	29,974,197	—	29,974,197
Israel	86,510,625	27,195,230	—	113,705,855
Japan	91,559,845	208,073,544	—	299,633,389
Norway	54,404,196	31,075,432	—	85,479,628
Singapore	56,817,774	61,687,678	—	118,505,452
United Kingdom	254,854,564	366,151,578	—	621,006,142
All Other	912,774,421	—	—	912,774,421
Preferred Stock	—	55,686,951	—	55,686,951
Repurchase Agreements	—	64,251,000	—	64,251,000

Totals	$1,543,391,522	$1,394,872,119	$—	$2,938,263,641

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/14
AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$751,475,731	$—	$—	$751,475,731
Repurchase Agreements	—	1,181,000	—	1,181,000

Totals	$751,475,731	$1,181,000	$—	$752,656,731

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$740,491,048	$—	$—	$740,491,048
Mutual Funds	7,235,818	—	—	7,235,818
Repurchase Agreements	—	26,298,000	—	26,298,000

Totals	$747,726,866	$26,298,000	$—	$774,024,866

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$6,868,986,464	$—	$—	$6,868,986,464
Mutual Funds	35,636,219	—	—	35,636,219
Repurchase Agreements	—	327,788,000	—	327,788,000

Totals	$6,904,622,683	$327,788,000	$—	$7,232,410,683

AllianzGI Opportunity:
Investments in Securities—Assets
Common Stock	$92,043,316	$—	$—	$92,043,316
Repurchase Agreements	—	1,993,000	—	1,993,000

Totals	$92,043,316	$1,993,000	$—	$94,036,316

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock	$5,973,319	$—	$—	$5,973,319
Repurchase Agreements	—	231,000	—	231,000

Totals	$5,973,319	$231,000	$—	$6,204,319

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/14
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Chemicals	$11,251	$12,045	$—	$23,296
Electrical Equipment	5,960	13,954,672	—	13,960,632
Electronic Equipment, Instruments & Components	23,059,709	2,656,600	—	25,716,309
Internet & Catalog Retail	34,360,338	11,512	—	34,371,850
Internet Software & Services	184,257,864	6,672,989	—	190,930,853
IT Services	50,323,187	44,265	—	50,367,452
Semiconductors & Semiconductor Equipment	181,800,578	22,935,879	—	204,736,457
Software	181,000,830	9,182	—	181,010,012
Technology Hardware, Storage & Peripherals	220,027,397	7,636,805	—	227,664,202
All Other	176,097,517	—	—	176,097,517
Exchange-Traded Funds	5,333	—	—	5,333
Repurchase Agreements	—	96,133,000	—	96,133,000
Options Purchased:
Market Price	77,880,750	—	—	77,880,750

	1,128,830,714	150,066,949	—	1,278,897,663

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(5,029,455)	—	—	(5,029,455)
Securities Sold Short, at value	(37,313,531)	—	—	(37,313,531)

	(42,342,986)	—	—	(42,342,986)

Totals	$1,086,487,728	$150,066,949	$—	$1,236,554,677

AllianzGI U.S. Managed Volatility:
Investments in Securities—Assets
Common Stock	$86,412,004	$—	$—	$86,412,004
Repurchase Agreements	—	317,000	—	317,000

Totals	$86,412,004	$317,000	$—	$86,729,004

AllianzGI Wellness:
Investments in Securities—Assets
Common Stock:
Biotechnology	$45,820,736	$3,466,928	$—	$49,287,664
Health Care Providers & Services	13,840,645	2,279,818	—	16,120,463
Pharmaceuticals	43,365,295	17,750,008	—	61,115,303
All Other	33,787,049	—	—	33,787,049
Warrants	—	—	1,023,358	1,023,358
Repurchase Agreements	—	7,849,000	—	7,849,000
Options Purchased:
Market Price	1,479,350	—	—	1,479,350

Totals	$138,293,075	$31,345,754	$1,023,358	$170,662,187

At September 30, 2014, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Emerging Markets Opportunities	$5,103,395	(a)	$929,302	(b)
AllianzGI International Managed Volatility	2,091,249	(a)	1,878,859	(b)
AllianzGI Technology	—		2,811	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2014, which was applied on September 30, 2014.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2014, which was not applied on September 30, 2014.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2014, was as follows:

	Beginning Balance 6/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3		Transfers out of Level 3	Ending Balance 9/30/14
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Korea (Republic of)	$—	$—	$—	$—	$—	$—	$929,302	*	$—	$929,302
Russian Federation	986,318	45,446	(603,143)	—	(340,385)	(88,236)	—		—	—
Preferred Stock	$3,068,175	$149,055	$(37,273)	$—	$(4,572)	$(497,169)	$—		$—	$2,678,216

Totals	$4,054,493	$194,501	$(640,416)	$—	$(344,957)	$(585,405)	$929,302		$—	$3,607,518

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$706,085	$(55,584)	$—	$2,982	$(2,638)	$—		$—	$650,845

AllianzGI Income & Growth:
Investments in Securities—Assets
Convertible Preferred Stock:
Banks	$—	$8,883,702	$—	$—	$—	$115,412	$—		$—	$8,999,114
Food Products	—	8,683,804	—	—	—	(30,344)	—		—	8,653,460
Health Care Equipment & Supplies	—	—	—	—	—	—	10,788,150	**	—	10,788,150
Health Care Providers & Services	2,973,488	—	—	—	—	408,104	—		—	3,381,592

Totals	$2,973,488	$17,567,506	$—	$—	$—	$493,172	$10,788,150		$—	$31,822,316

*	Transferred out of Level 2 into Level 3 because an exchange-traded closing price was not available at September 30, 2014.
**	Transferred out of Level 1 into Level 3 because a single broker quote was used in lieu of an exchange traded closing price at September 30, 2014.

	Beginning Balance 6/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/14
AllianzGI International Managed Volatility:
Investments in Securities—Assets
Rights:
Hong Kong	$28,188	$—	$(22,022)	$—	$22,022	$(28,188)	$—	$—	$—

AllianzGI Wellness:
Investments in Securities—Assets
Warrants:
Pharmaceuticals	$771,550	$—	$—	$—	$—	$251,808	$—	$—	$1,023,358

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2014:

	Ending Balance at 9/30/14	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock	$929,302	Last Exchange-Traded Closing Price	Trading Volume	KRW137,000
Preferred Stock	$2,678,216	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.69

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock	$650,845	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 7.19

AllianzGI Income & Growth:
Investments in Securities—Assets
Convertible Preferred Stock	$31,822,316	Third-Party Pricing Vendor	Single Broker Quote	$16.78-$60.95

	Ending Balance at 9/30/14	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Wellness:
Investments in Securities—Assets
Warrants	$1,023,358	Analytical Model	Price of Warrant	$5.6612

KRW—South Korean Won

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Emerging Markets Opportunities, AllianzGI Global Small-Cap, AllianzGI Income & Growth, and AllianzGI Wellness held at September 30, 2014, was $(504,591), $(2,638), $493,172 and $251,808, respectively.

At September 30, 2014, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$108,584,478	$13,730,873	$2,365,296	$11,365,577
AllianzGI Focused Growth	489,937,244	179,442,071	4,719,175	174,722,896
AllianzGI Global Natural Resources	42,336,833	6,879,601	1,129,827	5,749,774
AllianzGI Global Small-Cap	177,323,068	31,165,937	7,113,708	24,052,229
AllianzGI Income & Growth	2,689,946,375	44,811,614	135,447,387	(90,635,773)
AllianzGI International Managed Volatility	85,840,637	5,966,400	3,698,585	2,267,815
AllianzGI Mid-Cap	288,501,427	45,604,240	7,585,010	38,019,230
AllianzGI NFJ All-Cap Value	18,877,470	6,402,623	417,757	5,984,866
AllianzGI NFJ Dividend Value	7,098,413,648	2,172,177,614	208,705,973	1,963,471,641
AllianzGI NFJ International Value	2,770,481,194	355,082,354	187,299,907	167,782,447
AllianzGI NFJ Large-Cap Value	552,503,786	212,142,377	11,989,432	200,152,945
AllianzGI NFJ Mid-Cap Value	615,496,514	173,655,393	15,127,041	158,528,352
AllianzGI NFJ Small-Cap Value	5,850,192,223	1,603,789,844	221,571,384	1,382,218,460
AllianzGI Opportunity	92,396,017	6,219,434	4,579,135	1,640,299
AllianzGI Small-Cap Blend	5,867,500	578,378	241,559	336,819
AllianzGI Technology	898,615,799	385,848,286	5,566,422	380,281,864
AllianzGI U.S. Managed Volatility	84,203,772	3,753,132	1,227,900	2,525,232
AllianzGI Wellness	136,909,896	35,726,685	1,974,394	33,752,291

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: November 20, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: November 20, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2014